UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 21777

John Hancock Funds III
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Gordon M. Shone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-3000

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2007

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

MUTUAL FUNDS

# John Hancock Intrinsic Value Fund

QUARTERLY PORTFOLIO HOLDINGS

11.30.2007

JOHN HANCOCK FUNDS III
PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited)
(showing percentage of total net assets)

Intrinsic Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.03%

Aerospace - 0.50%
Alliant Techsystems, Inc. *	100	$11,683
General Dynamics Corp.	500	44,390
Goodrich Corp.	200	14,258
Northrop Grumman Corp.	200	15,758
Rockwell Collins, Inc.	200	14,424

		100,513
Aluminum - 0.32%
Alcoa, Inc.	1,800	65,466

Apparel & Textiles - 0.96%
Coach, Inc. *	1,100	40,854
Jones Apparel Group, Inc.	800	14,912
Liz Claiborne, Inc.	1,100	27,599
Mohawk Industries, Inc. *	400	32,176
NIKE, Inc., Class B	400	26,260
VF Corp.	700	52,353

		194,154
Auto Parts - 0.86%
Autoliv, Inc.	500	29,200
AutoZone, Inc. *	300	33,489
BorgWarner, Inc.	200	19,322
Johnson Controls, Inc.	1,800	69,516
O'Reilly Automotive, Inc. *	400	13,144
TRW Automotive Holdings Corp. *	400	8,980

		173,651
Auto Services - 0.33%
AutoNation, Inc. *	2,400	39,600
Avis Budget Group, Inc. *	1,800	27,054

		66,654
Automobiles - 1.42%
Ford Motor Company *	13,000	97,630
General Motors Corp.	1,700	50,711
PACCAR, Inc.	2,750	139,178

		287,519
Banking - 3.52%
Bank of America Corp.	8,300	382,879
BB&T Corp.	1,400	50,512
Comerica, Inc.	1,100	50,358
Fifth Third Bancorp	600	17,946
First Horizon National Corp. (a)	800	17,664
National City Corp.	4,300	84,968
U.S. Bancorp	3,300	109,197

		713,524
Biotechnology - 0.26%
Amgen, Inc. *	200	11,050
Biogen Idec, Inc. *	400	29,648
Charles River Laboratories International, Inc. *	200	12,706

		53,404
Broadcasting - 0.30%
Discovery Holding Company *	500	12,230
Liberty Global, Inc., Class A *	300	12,186

Intrinsic Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Broadcasting (continued)
Liberty Media Corp. - Capital, Series A *	300	$35,718

		60,134
Building Materials & Construction - 0.16%
Lennox International, Inc.	300	10,152
Masco Corp.	1,000	22,400

		32,552
Business Services - 0.60%
Affiliated Computer Services, Inc., Class A *	500	20,980
FactSet Research Systems, Inc.	200	12,536
Fiserv, Inc. *	900	46,197
NCR Corp. *	200	4,788
R.H. Donnelley Corp. *	200	8,884
R.R. Donnelley & Sons Company	600	21,996
Unisys Corp. *	1,200	5,952

		121,333
Cable & Television - 0.26%
Time Warner, Inc.	3,100	53,506

Cellular Communications - 0.06%
Telephone & Data Systems, Inc.	200	12,450

Chemicals - 0.71%
Albemarle Corp.	600	26,484
Dow Chemical Company	1,400	58,716
Lubrizol Corp.	400	25,656
Lyondell Chemical Company	400	18,880
PPG Industries, Inc.	200	13,728

		143,464
Colleges & Universities - 0.28%
Career Education Corp. *	800	22,984
ITT Educational Services, Inc. *	300	33,942

		56,926
Commercial Services - 0.06%
Shaw Group, Inc. *	200	12,684

Computers & Business Equipment - 5.05%
Cisco Systems, Inc. *	9,200	257,784
Cognizant Technology Solutions Corp.,
Class A *	400	12,440
Dell, Inc. *	8,900	218,406
EMC Corp. *	9,600	184,992
Foundry Networks, Inc. *	600	10,578
Hewlett-Packard Company	1,500	76,740
Ingram Micro, Inc., Class A *	1,600	31,840
International Business Machines Corp.	1,500	157,770
Juniper Networks, Inc. *	600	17,832
Lexmark International, Inc. *	500	17,440
Tech Data Corp. *	700	26,327
Western Digital Corp. *	400	11,052

		1,023,201
Construction & Mining Equipment - 0.05%
Rowan Companies, Inc.	300	10,620

The accompanying notes are an integral part of the financial statements.
1

JOHN HANCOCK FUNDS III
PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Intrinsic Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Construction Materials - 0.12%
Louisiana-Pacific Corp.	600	$9,228
Trane, Inc.	400	14,684

		23,912
Containers & Glass - 0.05%
Sealed Air Corp.	400	9,348

Cosmetics & Toiletries - 0.40%
Procter & Gamble Company	1,100	81,400

Crude Petroleum & Natural Gas - 1.19%
Apache Corp.	700	67,753
Devon Energy Corp.	500	41,405
Occidental Petroleum Corp.	1,700	118,609
Sunoco, Inc.	200	13,420

		241,187
Drugs & Health Care - 0.10%
Wyeth	400	19,640

Electrical Utilities - 2.02%
American Electric Power Company, Inc.	1,200	57,204
CenterPoint Energy, Inc.	1,200	21,420
CMS Energy Corp.	600	10,458
Constellation Energy Group, Inc.	400	40,084
Dynegy, Inc., Class A *	1,400	10,654
Edison International	800	44,784
Entergy Corp.	600	71,724
FPL Group, Inc.	700	48,832
Northeast Utilities	400	12,632
Public Service Enterprise Group, Inc.	600	57,444
Quanta Services, Inc. *	400	10,952
Reliant Energy, Inc. *	900	23,436

		409,624
Electronics - 0.49%
Arrow Electronics, Inc. *	400	14,804
Avnet, Inc. *	600	20,700
L-3 Communications Holdings, Inc.	400	44,260
Synopsys, Inc. *	800	19,688

		99,452
Energy - 0.21%
Energen Corp.	200	12,748
NRG Energy, Inc. *	400	16,956
Sempra Energy	200	12,524

		42,228
Financial Services - 5.67%
American Capital Strategies, Ltd.	300	11,283
Citigroup, Inc.	22,000	732,600
Countrywide Financial Corp.	1,400	15,148
Federal National Mortgage Association	8,000	307,360
Janus Capital Group, Inc.	400	13,428
Leucadia National Corp.	300	14,088
T. Rowe Price Group, Inc.	200	12,296
Washington Mutual, Inc.	2,100	40,950

		1,147,153

Intrinsic Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Food & Beverages - 2.23%
Kraft Foods, Inc., Class A	1,722	$59,495
PepsiAmericas, Inc.	500	16,925
PepsiCo, Inc.	1,700	131,206
Pilgrim's Pride Corp.	300	7,824
The Coca-Cola Company	3,300	204,930
Tyson Foods, Inc., Class A	2,100	31,311

		451,691
Forest Products - 0.18%
Weyerhaeuser Company	500	36,590

Healthcare Products - 2.43%
Johnson & Johnson	3,200	216,768
Medtronic, Inc.	1,100	55,935
Patterson Companies, Inc. *	600	19,308
Stryker Corp.	1,500	108,945
Zimmer Holdings, Inc. *	1,400	90,622

		491,578
Healthcare Services - 5.15%
Cardinal Health, Inc.	1,400	84,770
Coventry Health Care, Inc. *	500	28,940
Express Scripts, Inc. *	1,300	88,075
Health Net, Inc. *	200	9,716
Lincare Holdings, Inc. *	600	20,514
McKesson Corp.	3,100	206,863
Medco Health Solutions, Inc. *	900	89,991
Quest Diagnostics, Inc.	600	33,036
UnitedHealth Group, Inc.	7,200	396,000
WellPoint, Inc. *	1,000	84,210

		1,042,115
Holdings Companies/Conglomerates - 1.95%
General Electric Company	10,300	394,387

Homebuilders - 0.65%
Centex Corp.	1,100	22,946
D.R. Horton, Inc.	2,200	26,334
KB Home	700	14,623
Lennar Corp., Class A	1,200	19,008
M.D.C. Holdings, Inc.	400	14,156
Pulte Homes, Inc.	1,100	11,242
Toll Brothers, Inc. *	1,100	22,737

		131,046
Hotels & Restaurants - 1.25%
McDonald's Corp.	3,900	228,033
Starbucks Corp. *	1,100	25,729

		253,762
Household Products - 0.11%
Energizer Holdings, Inc. *	200	22,726

Industrial Machinery - 1.07%
AGCO Corp. *	200	13,788
Cummins, Inc.	100	11,690
Deere & Company	400	68,720
Ingersoll-Rand Company, Ltd., Class A	800	41,312

The accompanying notes are an integral part of the financial statements.
2

JOHN HANCOCK FUNDS III
PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Intrinsic Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Industrial Machinery (continued)
ITT Corp.	300	$19,332
Pall Corp.	600	22,950
Parker-Hannifin Corp.	500	39,715

		217,507
Insurance - 8.59%
ACE, Ltd.	900	53,847
Aetna, Inc.	1,700	94,996
AFLAC, Inc.	1,300	81,432
Allstate Corp.	5,200	265,824
Ambac Financial Group, Inc.	800	21,784
American International Group, Inc.	6,400	372,032
Aon Corp.	500	24,985
Chubb Corp.	700	38,185
CIGNA Corp.	1,200	64,332
Commerce Group, Inc.	400	14,380
First American Corp.	1,000	34,180
Hartford Financial Services Group, Inc.	300	28,596
HCC Insurance Holdings, Inc.	400	12,296
MBIA, Inc.	800	29,208
MetLife, Inc.	600	39,354
MGIC Investment Corp. (a)	800	18,816
Nationwide Financial Services, Inc., Class A	400	17,904
Old Republic International Corp.	1,600	24,016
PMI Group, Inc.	1,000	13,230
Progressive Corp.	2,600	47,840
Protective Life Corp.	400	16,552
Prudential Financial, Inc.	1,100	103,554
Radian Group, Inc. (a)	600	6,804
SAFECO Corp.	500	28,855
The Travelers Companies, Inc.	3,100	164,641
Torchmark Corp.	700	43,176
Transatlantic Holdings, Inc.	200	14,870
UnumProvident Corp.	2,100	52,164
W.R. Berkley Corp.	400	12,232

		1,740,085
International Oil - 14.07%
Anadarko Petroleum Corp.	1,100	62,260
Chevron Corp.	9,800	860,146
ConocoPhillips	5,700	456,228
Exxon Mobil Corp.	16,200	1,444,392
Hess Corp.	200	14,244
Weatherford International, Ltd. *	200	12,524

		2,849,794
Internet Retail - 0.35%
eBay, Inc. *	1,500	50,295
IAC/InterActiveCorp. *	700	19,481

		69,776
Internet Software - 0.14%
McAfee, Inc. *	300	11,685

Intrinsic Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Internet Software (continued)
VeriSign, Inc. *	400	$16,360

		28,045
Leisure Time - 0.30%
Brunswick Corp.	300	6,117
Carnival Corp.	1,200	54,144

		60,261
Life Sciences - 0.05%
PerkinElmer, Inc.	400	10,912

Manufacturing - 1.42%
3M Company	400	33,304
Danaher Corp.	700	60,774
Eaton Corp.	200	17,862
Harley-Davidson, Inc.	1,300	62,426
Honeywell International, Inc.	800	45,296
Illinois Tool Works, Inc.	200	11,100
Pentair, Inc.	300	10,176
SPX Corp.	200	20,352
Tyco International, Ltd.	650	26,084

		287,374
Metal & Metal Products - 0.08%
Reliance Steel & Aluminum Company	300	15,477

Paper - 0.11%
Smurfit-Stone Container Corp. *	1,100	12,111
Temple-Inland, Inc.	200	9,194

		21,305
Petroleum Services - 0.84%
Tidewater, Inc.	400	19,556
Valero Energy Corp.	2,300	149,661

		169,217
Pharmaceuticals - 7.85%
Abbott Laboratories	1,500	86,265
AmerisourceBergen Corp.	2,100	95,277
Bristol-Myers Squibb Company	900	26,667
Eli Lilly & Company	400	21,180
Forest Laboratories, Inc. *	2,200	84,810
Gilead Sciences, Inc. *	300	13,962
King Pharmaceuticals, Inc. *	1,400	14,826
Merck & Company, Inc.	11,000	652,960
Pfizer, Inc.	24,500	582,120
Watson Pharmaceuticals, Inc. *	400	11,724

		1,589,791
Publishing - 0.53%
Gannett Company, Inc.	2,400	88,200
McGraw-Hill Companies, Inc.	400	19,632

		107,832
Railroads & Equipment - 0.19%
Union Pacific Corp.	300	37,842

Real Estate - 0.24%
Annaly Capital Management, Inc., REIT	1,600	27,536

The accompanying notes are an integral part of the financial statements.
3

JOHN HANCOCK FUNDS III
PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Intrinsic Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Real Estate (continued)
HCP, Inc., REIT	400	$13,380
Thornburg Mortgage, Inc., REIT	800	8,528

		49,444
Retail Grocery - 0.86%
Safeway, Inc.	1,700	59,160
SUPERVALU, Inc.	1,100	46,057
The Kroger Company	2,400	69,000

		174,217
Retail Trade - 9.95%
Abercrombie & Fitch Company, Class A	400	32,816
Advance Auto Parts, Inc.	300	10,788
American Eagle Outfitters, Inc.	600	13,734
Bed Bath & Beyond, Inc. *	1,100	34,595
Big Lots, Inc. *	900	16,803
BJ's Wholesale Club, Inc. *	600	22,470
Dollar Tree Stores, Inc. *	1,300	37,258
Family Dollar Stores, Inc.	700	16,485
Home Depot, Inc.	18,700	534,072
Kohl's Corp. *	1,100	54,208
Lowe's Companies, Inc.	11,700	285,597
Staples, Inc.	1,600	37,920
Target Corp.	2,800	168,168
Tiffany & Company	400	18,572
Walgreen Company	1,800	65,862
Wal-Mart Stores, Inc.	13,900	665,810

		2,015,158
Semiconductors - 0.73%
Cypress Semiconductor Corp. *	400	13,288
Intel Corp.	3,600	93,888
Intersil Corp., Class A	400	9,976
KLA-Tencor Corp.	400	19,232
Teradyne, Inc. *	1,000	10,890

		147,274
Software - 2.81%
CA, Inc.	800	19,592
Compuware Corp. *	1,700	14,042
Intuit, Inc. *	800	23,456
Microsoft Corp.	12,200	409,920
Novell, Inc. *	1,700	11,934
Oracle Corp. *	4,500	90,810

		569,754
Telecommunications Equipment &
Services - 2.52%
Polycom, Inc. *	400	9,708
QUALCOMM, Inc.	2,400	97,872
Verizon Communications, Inc.	9,300	401,853

		509,433
Telephone - 1.61%
AT&T, Inc.	8,027	306,712
CenturyTel, Inc.	100	4,263

Intrinsic Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Telephone (continued)
Sprint Nextel Corp.	900	$13,968

		324,943
Tobacco - 1.07%
Altria Group, Inc.	2,800	217,168

Toys, Amusements & Sporting Goods - 0.28%
Hasbro, Inc.	900	24,993
Mattel, Inc.	1,600	31,968

		56,961
Transportation - 0.07%
Overseas Shipholding Group, Inc.	200	14,320

Trucking & Freight - 0.40%
FedEx Corp.	600	59,082
United Parcel Service, Inc., Class B	200	14,736
YRC Worldwide, Inc. *	400	7,084

		80,902

TOTAL COMMON STOCKS (Cost $19,526,317)		$19,444,386

SHORT TERM INVESTMENTS - 0.12%
John Hancock Cash Investment Trust (c) (t)	$24,864	$24,864

TOTAL SHORT TERM INVESTMENTS
(Cost $24,864)		$24,864

REPURCHASE AGREEMENTS - 3.72%
Repurchase Agreement with State
Street Corp. dated 11/30/2007 at
3.85% to be repurchased at
$754,242 on 12/03/2007,
collateralized by $730,000 Federal
Home Loan Mortgage Corp.,
6.625%, due 08/06/2037 (Valued
at $771,975, including interest)	$754,000	$754,000

TOTAL REPURCHASE AGREEMENTS
(Cost $754,000)		$754,000

Total Investments (Intrinsic Value Fund)
(Cost $20,305,181) - 99.87%		$20,223,250
Other Assets in Excess of Liabilities - 0.13%		25,437

TOTAL NET ASSETS - 100.00%		$20,248,687

Footnotes

Percentages are stated as a percent of net assets.

Key to Security Abbreviations and Legend
REIT	- Real Estate Investment Trust
*	- Non-Income Producing
(a)	- All or a portion of this security was out on loan.
(c)	- Investment is an affiliate of the Trust’s advisor or subadvisor.
(t)	- Represents investment of securities lending collateral.

The accompanying notes are an integral part of the financial statements.
4

JOHN HANCOCK FUNDS III
INTRINSIC VALUE FUND
November 30, 2007 (unaudited)

The following is a summary of open futures contracts at November 30, 2007:

				UNREALIZED
OPEN CONTRACTS	NUMBER OF CONTRACTS	POSITION	EXPIRATION DATE	APPRECIATION

S&P E-Mini 500 Index Futures	7	Long	Dec 21,2007	$6,756

At November 30, 2007, the value of securities loaned and cash collateral was as follows:

VALUE OF SECURITIES LOANED	VALUE OF CASH COLLATERAL

$24,376	$24,864

At November 30, 2007, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation/(depreciation) of investment securities for federal income tax purposes was as follows:

UNREALIZED	UNREALIZED	NET UNREALIZED
APPRECIATION	(DEPRECIATION)	(DEPRECIATION)

$1,558,573	($1,640,504)	($81,931)

Financial futures contracts

Notes to portfolio of investments

Security valuation

The net asset value of Class A, Class B, Class C, Class I, Class R1 and Class 1 of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Repurchase agreements

The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. The Fund will take constructive receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, the Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. The Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser. Collateral for certain tri-party repurchase agreements is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty.

Securities lending

The Fund has entered into an agreement with Morgan Stanley & Co. Incorporated and MS Securities Services Inc. (collectively, Morgan Stanley) which permits the Fund to lend securities to Morgan Stanley on a principal basis. Morgan Stanley is the primary borrower of securities of the Fund. The risk of having one primary borrower of Fund securities (as opposed to several borrowers) is that should Morgan Stanley fail financially, all securities lent will be affected by the failure and by any delays in recovery of the securities (or in the rare event, loss of rights in the collateral).

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives collateral against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Any cash collateral received is invested in the JHCIT. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund receives compensation for lending their securities either in the form of fees, guarantees, and/or by retaining a portion of interest on the investment of any cash received as collateral.

Futures

The Fund may purchase and sell financial futures contracts and options on those contracts. The Fund invests in contracts based on financial instruments such as U.S. Treasury Bonds or Notes or on securities indices such as the Standard & Poor’s 500 Index, in order to hedge against a decline in the value of securities owned by the Fund.

Initial margin deposits required upon entering into futures contracts are satisfied by the delivery of specific securities or cash as collateral to the broker (the Funds’ agent in acquiring the futures position). If the position is closed out by taking an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made, cash is required to be paid to or released by the broker and the Fund realizes a gain or loss.

When the Fund sells a futures contract based on a financial instrument, the Fund becomes obligated to deliver that kind of instrument at an agreed upon date for a specified price. The Fund realizes a gain or loss depending on whether the price of an offsetting purchase is less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase. The Fund could be exposed to risks if it could not close out futures positions because of an illiquid secondary market or the inability of counterparties to meet the terms of their contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

Notes to Schedule of Investments - Page 1

# For more information

**Trustees**
James F. Carlin, *Interim Chairman*
James R. Boyle†
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

**Officers**
Keith F. Hartstein
*President and Chief Executive Officer*

Thomas M. Kinzler
*Secretary and Chief Legal Officer*

Francis V. Knox, Jr.
*Chief Compliance Officer*

Charles A. Rizzo
*Chief Financial Officer*

Gordon M. Shone
*Treasurer*

John G. Vrysen
*Chief Operating Officer*

**Investment adviser**
John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805

**Subadviser**
Grantham, Mayo, Van Otterloo & Co. LLC
40 Rowes Wharf
Boston, MA 02110

**Custodian**
State Street Bank & Trust Co.
2 Avenue de Lafayette
Boston, MA 02111

**Transfer agent**
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

**Legal counsel**
Kirkpatrick & Lockhart Preston Gates Ellis LLP
One Lincoln Street
Boston, MA 02111-2950

**How to contact us**

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|---|---|---|
| **Internet** | www.jhfunds.com | |
| **Mail** | **Regular mail:**<br>John Hancock Signature Services, Inc.<br>P.O. Box 9510<br>Portsmouth, NH 03802-9510 | **Express mail:**<br>John Hancock Signature Services, Inc.<br>Mutual Fund Image Operations<br>164 Corporate Drive<br>Portsmouth, NH 03801 |
| **Phone** | Customer service representatives<br>EASI-Line<br>TDD line | **1-800-225-5291**<br>**1-800-338-8080**<br>**1-800-554-6713** |

This report is for the information of the shareholders of John Hancock Intrinsic Value Fund.

510Q3 11/07
1/08

John Hancock

MUTUAL FUNDS

# John Hancock Value Opportunities Fund

QUARTERLY PORTFOLIO HOLDINGS

11.30.2007

JOHN HANCOCK FUNDS III
PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited)
(showing percentage of total net assets)

Value Opportunities Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 9.74%

Advertising - 0.01%
Getty Images, Inc. *	500	$14,575

Aerospace - 0.09%
Alliant Techsystems, Inc. *	1,100	128,513
Curtiss-Wright Corp.	500	26,970
Woodward Governor Company	400	27,416

		182,899
Agriculture - 0.01%
Fresh Del Monte Produce, Inc. *	700	21,644

Air Freight - 0.01%
ExpressJet Holdings, Inc. *	5,500	13,750

Air Travel - 0.01%
SkyWest, Inc.	400	10,524

Apparel & Textiles - 0.24%
Columbia Sportswear Company (a)	1,800	86,418
Jones Apparel Group, Inc.	5,300	98,792
K-Swiss, Inc., Class A	1,200	21,780
Liz Claiborne, Inc.	8,200	205,738
Phillips-Van Heusen Corp.	200	8,484
The Warnaco Group, Inc. *	600	22,140
Timberland Company, Class A *	2,200	35,816
Wolverine World Wide, Inc.	700	17,339

		496,507
Auto Parts - 0.34%
Aftermarket Technology Corp. *	400	11,168
American Axle & Manufacturing Holdings, Inc.	2,000	46,240
ArvinMeritor, Inc.	5,600	56,616
Autoliv, Inc.	2,400	140,160
BorgWarner, Inc.	1,700	164,237
CSK Auto Corp. *	2,700	26,325
Lear Corp. *	2,200	64,768
O'Reilly Automotive, Inc. *	2,100	69,006
Pep Boys - Manny, Moe & Jack	1,500	16,395
Superior Industries International, Inc.	700	12,964
Tenneco, Inc. *	500	14,795
TRW Automotive Holdings Corp. *	3,700	83,065

		705,739
Auto Services - 0.20%
AutoNation, Inc. *	15,200	250,800
Avis Budget Group, Inc. *	4,500	67,635
Copart, Inc. *	1,800	67,248
Lithia Motors, Inc., Class A	1,100	17,160

		402,843
Automobiles - 0.12%
Asbury Automotive Group, Inc.	3,500	58,590
Group 1 Automotive, Inc.	2,100	56,448
Penske Auto Group, Inc.	6,100	122,000

		237,038
Banking - 0.85%
AMCORE Financial, Inc.	300	7,050

Value Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Banking (continued)
Anchor BanCorp Wisconsin, Inc.	1,200	$30,504
Associated Banc-Corp.	4,700	127,887
Astoria Financial Corp.	2,600	65,104
BancFirst Corp.	200	9,352
BancorpSouth, Inc.	2,700	66,042
Bank of Hawaii Corp.	800	41,656
Cathay General Bancorp, Inc.	800	23,184
Chemical Financial Corp.	600	15,060
Chittenden Corp.	800	28,024
Citizens Banking Corp.	1,100	15,642
City National Corp.	2,300	148,166
Commerce Bancshares, Inc.	1,664	75,440
Dime Community Bancorp, Inc.	800	10,856
Downey Financial Corp. (a)	2,100	87,381
F.N.B. Corp. (a)	600	9,306
First BanCorp Puerto Rico	3,600	23,544
First Citizens Bancshares, Inc.	100	15,669
First Horizon National Corp. (a)	6,500	143,520
First Indiana Corp.	600	19,110
FirstMerit Corp.	3,400	70,074
Flagstar Bancorp, Inc.	5,500	34,650
Frontier Financial Corp.	100	1,916
Imperial Capital Bancorp, Inc.	500	11,400
International Bancshares Corp.	440	9,698
New York Community Bancorp, Inc.	1,700	31,637
Old National Bancorp	1,500	23,970
Pacific Capital Bancorp	2,700	55,485
Park National Corp.	100	7,557
Popular, Inc. (a)	9,300	89,373
SVB Financial Group *	700	36,036
TCF Financial Corp.	6,600	128,106
TrustCo Bank Corp. (a)	1,100	11,693
Trustmark Corp.	2,900	73,834
United Bankshares, Inc.	800	24,864
Valley National Bancorp	865	16,954
Washington Federal, Inc.	2,000	46,940
Webster Financial Corp.	1,000	33,690
WestAmerica Bancorp	1,100	51,711
Wilmington Trust Corp.	900	32,148

		1,754,233
Biotechnology - 0.09%
Charles River Laboratories International, Inc. *	200	12,706
Immucor, Inc. *	400	13,268
Invitrogen Corp. *	1,100	106,711
Pharmanet Development Group, Inc. *	400	15,800
Techne Corp. *	600	39,090

		187,575
Broadcasting - 0.05%
Belo Corp., Class A	2,700	44,712
Discovery Holding Company *	1,900	46,474

The accompanying notes are an integral part of the financial statements.
1

JOHN HANCOCK FUNDS III
PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Value Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Broadcasting (continued)
Westwood One, Inc.	10,000	$19,100

		110,286
Building Materials & Construction - 0.05%
Dycom Industries, Inc. *	1,100	30,954
EMCOR Group, Inc. *	700	18,648
Lennox International, Inc.	1,000	33,840
Owens Corning, Inc. *	500	11,005

		94,447
Business Services - 0.36%
ABM Industries, Inc.	2,200	44,880
CDI Corp.	500	13,335
Convergys Corp. *	1,100	17,941
Deluxe Corp.	6,100	192,699
FactSet Research Systems, Inc.	1,100	68,948
FTI Consulting, Inc. *	100	5,700
Insight Enterprises, Inc. *	2,500	49,525
Kelly Services, Inc., Class A	2,800	53,340
MAXIMUS, Inc.	700	27,300
Perot Systems Corp., Class A *	600	7,890
Pre-Paid Legal Services, Inc. *	600	30,006
R.H. Donnelley Corp. *	800	35,536
Resources Connection, Inc. *	900	18,558
ScanSource, Inc. *	600	21,168
SYNNEX Corp. *	1,000	20,660
Total Systems Services, Inc. (a)	3,100	86,924
Unisys Corp. *	2,800	13,888
URS Corp. *	200	11,498
Watson Wyatt Worldwide, Inc., Class A	300	13,815

		733,611
Cable & Television - 0.00%
Lin TV Corp. *	700	7,854

Cellular Communications - 0.06%
Telephone & Data Systems, Inc.	1,900	118,275

Chemicals - 0.31%
Albemarle Corp.	1,400	61,796
Cabot Corp.	1,200	41,304
Celanese Corp., Series A	1,400	55,552
Cytec Industries, Inc.	200	12,268
Eastman Chemical Company	600	38,526
FMC Corp.	1,000	54,720
Lubrizol Corp.	2,500	160,350
Olin Corp.	1,500	31,410
PolyOne Corp. *	2,100	13,167
Rockwood Holdings, Inc. *	600	20,208
Sensient Technologies Corp.	2,700	74,709
Sigma-Aldrich Corp.	1,000	52,650
Stepan Company	700	21,378

		638,038
Colleges & Universities - 0.14%
Career Education Corp. *	4,400	126,412

Value Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Colleges & Universities (continued)
Corinthian Colleges, Inc. *	2,100	$36,666
ITT Educational Services, Inc. *	1,100	124,454

		287,532
Computers & Business Equipment - 0.31%
CACI International, Inc., Class A *	600	27,234
Diebold, Inc.	200	6,792
EMS Technologies, Inc. *	400	11,644
Foundry Networks, Inc. *	100	1,763
Ingram Micro, Inc., Class A *	10,100	200,990
Lexmark International, Inc. *	1,800	62,784
Tech Data Corp. *	5,000	188,050
Western Digital Corp. *	5,200	143,676

		642,933
Construction Materials - 0.04%
Louisiana-Pacific Corp.	1,200	18,456
Simpson Manufacturing Company, Inc. (a)	2,000	53,220
Standex International Corp.	300	5,724
Universal Forest Products, Inc.	400	11,444

		88,844
Containers & Glass - 0.06%
Bemis Company, Inc.	700	18,991
Greif, Inc., Class A	200	11,814
Owens-Illinois, Inc. *	400	17,956
Sealed Air Corp.	1,600	37,392
Silgan Holdings, Inc.	200	10,726
Sonoco Products Company	1,000	30,380

		127,259
Cosmetics & Toiletries - 0.11%
Alberto-Culver Company	3,900	99,684
Chattem, Inc. *	700	49,637
Elizabeth Arden, Inc. *	500	12,015
Estee Lauder Companies, Inc., Class A	1,300	58,344

		219,680
Crude Petroleum & Natural Gas - 0.10%
Cimarex Energy Company	1,800	69,534
Patterson-UTI Energy, Inc.	2,200	41,470
Plains Exploration & Production Company *	594	29,918
Unit Corp. *	1,600	71,552

		212,474
Domestic Oil - 0.03%
Holly Corp.	500	24,225
Oil States International, Inc. *	900	28,539

		52,764
Drugs & Health Care - 0.02%
Invacare Corp.	800	20,800
Molina Healthcare, Inc. *	300	11,247

		32,047
Educational Services - 0.01%
Strayer Education, Inc.	100	18,086

The accompanying notes are an integral part of the financial statements.
2

JOHN HANCOCK FUNDS III
PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Value Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Electrical Equipment - 0.02%
A.O. Smith Corp.	300	$10,617
Anixter International, Inc. *	300	19,350
Hubbell, Inc., Class B	300	16,479

		46,446
Electrical Utilities - 0.04%
CenterPoint Energy, Inc.	2,000	35,700
CMS Energy Corp.	1,300	22,659
Reliant Energy, Inc. *	600	15,624
Westar Energy, Inc.	700	18,137

		92,120
Electronics - 0.17%
Arrow Electronics, Inc. *	2,600	96,226
Avnet, Inc. *	3,900	134,550
Checkpoint Systems, Inc. *	400	9,504
Synopsys, Inc. *	1,200	29,532
Teleflex, Inc.	1,400	84,462

		354,274
Energy - 0.06%
Energen Corp.	1,200	76,488
Energy East Corp.	1,500	41,460
Headwaters, Inc. *	700	8,400

		126,348
Financial Services - 0.18%
American Capital Strategies, Ltd.	700	26,327
AmeriCredit Corp. *	3,600	41,292
Federal Agricultural Mortgage Corp., Class C	600	16,326
Fulton Financial Corp.	2,800	35,028
Interactive Data Corp.	1,700	53,091
Janus Capital Group, Inc.	1,800	60,426
MCG Capital Corp.	600	6,780
MoneyGram International, Inc.	1,300	20,072
Nelnet, Inc., Class A (a)	600	8,274
Portfolio Recovery Associates, Inc. *	200	8,056
SEI Investments Company	2,800	86,856
The First Marblehead Corp.	300	9,003

		371,531
Food & Beverages - 0.37%
Chiquita Brands International, Inc. *	2,200	42,218
Corn Products International, Inc.	200	7,866
Dean Foods Company *	3,900	97,266
Del Monte Foods Company	1,400	12,320
Flowers Foods, Inc.	500	11,615
Hormel Foods Corp.	600	23,850
J.M. Smucker Company	1,800	88,434
McCormick & Company, Inc.	300	11,463
PepsiAmericas, Inc.	1,400	47,390
Performance Food Group Company *	3,400	94,146
Pilgrim's Pride Corp.	1,200	31,296
Ralcorp Holdings, Inc. *	900	55,251
Sanderson Farms, Inc.	1,200	37,272

Value Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Food & Beverages (continued)
Seaboard Corp.	4	$6,036
Smithfield Foods, Inc. *	1,200	36,060
Tyson Foods, Inc., Class A	10,800	161,028

		763,511
Funeral Services - 0.04%
Service Corporation International	4,400	58,432
Stewart Enterprises, Inc., Class A	3,400	27,880

		86,312
Furniture & Fixtures - 0.10%
American Woodmark Corp.	600	11,622
Ethan Allen Interiors, Inc.	2,000	57,120
Furniture Brands International, Inc. (a)	4,900	49,637
La-Z-Boy, Inc. (a)	1,400	7,644
Leggett & Platt, Inc.	4,200	86,436

		212,459
Gas & Pipeline Utilities - 0.01%
ONEOK, Inc.	500	23,250

Healthcare Products - 0.17%
CONMED Corp. *	1,400	34,832
IDEXX Laboratories, Inc. *	1,200	72,600
Kinetic Concepts, Inc. *	400	23,456
Owens & Minor, Inc.	2,800	109,956
Patterson Companies, Inc. *	2,200	70,796
Respironics, Inc. *	900	44,334

		355,974
Healthcare Services - 0.14%
Apria Healthcare Group, Inc. *	4,400	95,348
Covance, Inc. *	400	34,932
Lincare Holdings, Inc. *	2,200	75,218
Pediatrix Medical Group, Inc. *	1,400	90,524

		296,022
Homebuilders - 0.15%
Centex Corp.	1,100	22,946
D.R. Horton, Inc.	2,900	34,713
Lennar Corp., Class A	1,800	28,512
M.D.C. Holdings, Inc.	3,400	120,326
M/I Homes, Inc.	1,000	10,030
Toll Brothers, Inc. *	4,800	99,216

		315,743
Hotels & Restaurants - 0.13%
Ameristar Casinos, Inc.	300	9,417
Bob Evans Farms, Inc.	300	9,252
Brinker International, Inc.	2,300	52,969
CBRL Group, Inc.	1,500	50,190
CEC Entertainment, Inc. *	1,500	42,750
Jack in the Box, Inc. *	2,300	68,885
O'Charley's, Inc.	400	5,964
Ruby Tuesday, Inc.	2,000	26,220

		265,647

The accompanying notes are an integral part of the financial statements.
3

JOHN HANCOCK FUNDS III
PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Value Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Household Products - 0.23%
Blyth, Inc.	4,900	$96,383
Church & Dwight, Inc.	600	33,672
Energizer Holdings, Inc. *	2,100	238,623
Tupperware Brands Corp.	2,800	97,664

		466,342
Industrial Machinery - 0.09%
AGCO Corp. *	700	48,258
Crane Company	800	35,952
Gardner Denver, Inc. *	300	9,933
Kennametal, Inc.	300	23,415
Middleby Corp. *	200	15,178
Pall Corp.	1,600	61,200

		193,936
Industrials - 0.01%
Lawson Products, Inc.	300	10,149

Insurance - 1.47%
Alfa Corp.	700	15,127
Alleghany Corp. *	100	40,900
American Financial Group, Inc.	3,700	108,114
American National Insurance Company	200	23,910
Arch Capital Group, Ltd. *	700	48,846
Aspen Insurance Holdings, Ltd.	400	11,520
Axis Capital Holdings, Ltd.	1,200	45,768
Brown & Brown, Inc.	2,000	49,200
Commerce Group, Inc.	6,600	237,270
Conseco, Inc. *	700	8,988
Donegal Group, Inc.	400	6,756
Endurance Specialty Holdings, Ltd.	300	12,117
Erie Indemnity Company, Class A	1,400	72,436
FBL Financial Group, Inc., Class A	600	22,242
First American Corp.	5,900	201,662
Harleysville Group, Inc.	300	10,500
HCC Insurance Holdings, Inc.	3,400	104,516
Horace Mann Educators Corp.	1,900	37,164
Kansas City Life Insurance Company	200	9,016
LandAmerica Financial Group, Inc. (a)	2,300	60,536
Markel Corp. *	300	144,645
Mercury General Corp.	2,400	124,536
MGIC Investment Corp. (a)	1,600	37,632
National Western Life Insurance Company,
Class A	200	40,194
Nationwide Financial Services, Inc., Class A	3,100	138,756
Odyssey Re Holdings Corp.	1,700	65,518
Old Republic International Corp.	10,200	153,102
PartnerRe, Ltd.	200	16,514
Philadelphia Consolidated Holding Corp. *	4,400	187,352
PMI Group, Inc.	3,800	50,274
Presidential Life Corp.	500	8,620
Protective Life Corp.	2,100	86,898
Reinsurance Group of America, Inc.	3,800	205,618
RenaissanceRe Holdings, Ltd.	200	11,822

Value Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Insurance (continued)
RLI Corp.	1,200	$71,556
Safety Insurance Group, Inc.	1,300	47,463
Selective Insurance Group, Inc.	2,000	47,180
Stancorp Financial Group, Inc.	1,800	93,762
Stewart Information Services Corp.	2,100	56,847
Transatlantic Holdings, Inc.	2,300	171,005
Triad Guaranty, Inc. * (a)	2,100	18,081
United Fire & Casualty Company	300	9,246
Unitrin, Inc.	600	27,756
Universal American Financial Corp. *	600	14,304
Zenith National Insurance Corp.	1,500	63,045

		3,018,314
Internet Service Provider - 0.01%
Earthlink, Inc. *	1,600	10,864

Leisure Time - 0.08%
Brunswick Corp.	5,000	101,950
Callaway Golf Company	800	13,648
Polaris Industries, Inc. (a)	1,200	54,672

		170,270
Life Sciences - 0.08%
PerkinElmer, Inc.	2,000	54,560
Pharmaceutical Product Development, Inc.	700	29,638
Waters Corp. *	1,000	78,040

		162,238
Liquor - 0.03%
Molson Coors Brewing Company, Class B	1,000	53,840

Manufacturing - 0.18%
AptarGroup, Inc.	2,000	84,420
Ceradyne, Inc. *	800	39,552
Pentair, Inc.	1,700	57,664
Snap-on, Inc.	500	24,440
SPX Corp.	1,300	132,288
Stanley Works	700	36,505

		374,869
Medical-Hospitals - 0.04%
Centene Corp. *	500	12,500
Health Management Associates, Inc., Class A *	5,400	36,774
LifePoint Hospitals, Inc. *	1,200	37,968

		87,242
Metal & Metal Products - 0.18%
Commercial Metals Company	1,200	37,092
Matthews International Corp., Class A	600	26,484
Mueller Industries, Inc.	1,100	33,253
Quanex Corp.	2,600	130,104
Reliance Steel & Aluminum Company	2,300	118,657
Timken Company	500	15,945

		361,535
Mobile Homes - 0.04%
Thor Industries, Inc. (a)	2,300	81,075

The accompanying notes are an integral part of the financial statements.
4

JOHN HANCOCK FUNDS III
PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Value Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Newspapers - 0.02%
Lee Enterprises, Inc.	2,700	$37,800

Office Furnishings & Supplies - 0.05%
OfficeMax, Inc.	800	19,944
United Stationers, Inc. *	1,600	81,056

		101,000
Paper - 0.05%
Rock-Tenn Company, Class A	700	18,466
Temple-Inland, Inc.	1,700	78,149

		96,615
Petroleum Services - 0.06%
Helmerich & Payne, Inc.	800	27,640
Tidewater, Inc.	1,300	63,557
World Fuel Services Corp.	700	22,148

		113,345
Pharmaceuticals - 0.13%
Endo Pharmaceutical Holdings, Inc. *	1,400	38,374
King Pharmaceuticals, Inc. *	14,700	155,673
Par Pharmaceutical Companies, Inc. *	400	7,696
Watson Pharmaceuticals, Inc. *	2,000	58,620

		260,363
Publishing - 0.08%
American Greetings Corp., Class A	100	2,326
Scholastic Corp. *	800	28,192
The New York Times Company, Class A (a)	5,000	82,500
Valassis Communications, Inc. *	4,400	54,252

		167,270
Real Estate - 0.22%
Annaly Capital Management, Inc., REIT	11,500	197,915
Anthracite Capital, Inc., REIT	5,800	44,312
Anworth Mortgage Asset Corp., REIT	1,900	13,338
Entertainment Properties Trust, REIT	100	5,329
iStar Financial, Inc., REIT	1,100	32,197
MFA Mortgage Investments, Inc., REIT	3,900	34,242
Newcastle Investment Corp., REIT (a)	2,200	28,622
Redwood Trust, Inc., REIT (a)	700	21,371
Thornburg Mortgage, Inc., REIT (a)	7,500	79,950

		457,276
Retail Grocery - 0.17%
Ingles Markets, Inc.	1,900	45,201
Nash Finch Company	2,400	85,656
Ruddick Corp.	800	28,632
SUPERVALU, Inc.	3,900	163,293
Weis Markets, Inc.	800	32,736

		355,518
Retail Trade - 0.73%
Advance Auto Parts, Inc.	2,700	97,092
American Eagle Outfitters, Inc.	3,400	77,826
Big Lots, Inc. *	2,000	37,340
BJ's Wholesale Club, Inc. *	4,700	176,015
Borders Group, Inc.	1,200	15,012

Value Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Retail Trade (continued)
Chico's FAS, Inc. *	3,200	$36,192
Dollar Tree Stores, Inc. *	7,200	206,352
Family Dollar Stores, Inc.	5,100	120,105
Foot Locker, Inc.	2,800	36,540
Fossil, Inc. *	2,200	95,348
Longs Drug Stores Corp.	600	31,752
RadioShack Corp.	2,600	48,100
Regis Corp.	2,900	85,231
Rent-A-Center, Inc. *	4,300	60,888
Ross Stores, Inc.	2,500	65,950
Saks, Inc. *	200	4,120
Sonic Automotive, Inc.	2,800	64,708
Talbots, Inc. (a)	800	12,408
The Buckle, Inc.	600	21,186
The Men's Wearhouse, Inc.	1,100	37,972
Tiffany & Company	1,400	65,002
Tuesday Morning Corp.	1,500	11,160
Tween Brands, Inc. *	700	17,626
Williams-Sonoma, Inc.	1,100	32,021
Zale Corp. *	1,800	32,202

		1,488,148
Semiconductors - 0.06%
Cabot Microelectronics Corp. *	400	14,960
Intersil Corp., Class A	2,100	52,374
Novellus Systems, Inc. *	1,200	31,212
Semtech Corp. *	1,800	27,468

		126,014
Software - 0.08%
Citrix Systems, Inc. *	900	33,282
Compuware Corp. *	7,300	60,298
EPIQ Systems, Inc. *	300	5,226
Manhattan Associates, Inc. *	800	21,704
Novell, Inc. *	1,400	9,828
Sybase, Inc. *	1,500	38,460

		168,798
Steel - 0.03%
Worthington Industries, Inc.	2,600	55,094

Telecommunications Equipment &
Services - 0.10%
ADC Telecommunications, Inc. *	2,400	39,744
ADTRAN, Inc.	700	15,183
J2 Global Communications, Inc. *	400	9,728
Plantronics, Inc.	3,000	80,550
Polycom, Inc. *	1,100	26,697
Premiere Global Services, Inc. *	2,600	35,828

		207,730
Telephone - 0.09%
Atlantic Tele-Network, Inc.	500	19,070
CenturyTel, Inc.	3,800	161,994

		181,064

The accompanying notes are an integral part of the financial statements.
5

JOHN HANCOCK FUNDS III
PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Value Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Tires & Rubber - 0.04%
Cooper Tire & Rubber Company	1,500	$23,070
Goodyear Tire & Rubber Company *	2,100	60,375

		83,445
Tobacco - 0.04%
Universal Corp.	1,700	91,256

Toys, Amusements & Sporting Goods - 0.05%
Hasbro, Inc.	3,100	86,087
Jakks Pacific, Inc. *	500	12,620

		98,707
Transportation - 0.05%
Golar LNG, Ltd.	500	10,645
Overseas Shipholding Group, Inc.	1,300	93,080

		103,725
Trucking & Freight - 0.05%
Arkansas Best Corp.	1,600	36,480
Werner Enterprises, Inc.	1,200	21,060
YRC Worldwide, Inc. *	2,400	42,504

		100,044

TOTAL COMMON STOCKS (Cost $21,779,675)		$20,004,980

SHORT TERM INVESTMENTS - 0.53%
John Hancock Cash Investment Trust (c) (t)	$1,080,119	$1,080,119

TOTAL SHORT TERM INVESTMENTS
(Cost $1,080,119)		$1,080,119

REPURCHASE AGREEMENTS - 0.27%
Repurchase Agreement with State
Street Corp. dated 11/30/2007 at
3.85% to be repurchased at
$551,177 on 12/03/2007,
collateralized by $535,000 Federal
Home Loan Mortgage Corp.,
6.625%, due 08/06/2037 (Valued
at $565,763, including interest)	$551,000	$551,000

TOTAL REPURCHASE AGREEMENTS
(Cost $551,000)		$551,000

Total Investments (Value Opportunities Fund)
(Cost $23,410,794) - 10.54%		$21,636,099
Other Assets in Excess of Liabilities - 89.46%		(1,061,517)

TOTAL NET ASSETS - 100.00%		$20,574,582

Footnotes
Percentages are stated as a percent of net assets.

Key to Security Abbreviations and Legend
REIT	--Real Estate Investment Trust
*	--Non-Income Producing
(a)	--All or a portion of this security was out on loan.
(c)	--Investment is an affiliate of the Trust’s advisor or subadvisor.
(t)	--Represents investment of securities lending collateral.

The accompanying notes are an integral part of the financial statements.
6

JOHN HANCOCK FUNDS III
VALUE OPPORTUNITIES FUND
November 30, 2007 (unaudited)

The following is a summary of open futures contracts at November 30, 2007:

				UNREALIZED
OPEN CONTRACTS	NUMBER OF CONTRACTS	POSITION	EXPIRATION DATE	(DEPRECIATION)

Russell 2000 Mini Index Futures	2	Long	Dec 2007	($2,715)
S&P Mid Cap 400 E-Mini Index Futures	2	Long	Dec 2007	(4,526)
				($7,241)

At November 30, 2007, the value of securities loaned and cash collateral was as follows:

VALUE OF SECURITIES LOANED	VALUE OF CASH COLLATERAL

$1,058,940	$1,080,119

At November 30, 2007, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation/(depreciation) of investment securities for federal income tax purposes was as follows:

UNREALIZED	UNREALIZED	NET UNREALIZED
APPRECIATION	(DEPRECIATION)	(DEPRECIATION)

$1,381,960	($3,156,655)	($1,774,695)

Financial futures contracts

Notes to portfolio of investments

Security valuation

The net asset value of Class A, Class B, Class C, Class I, Class R1 and Class 1 of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Repurchase agreements

The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. The Fund will take constructive receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, the Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. The Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser. Collateral for certain tri-party repurchase agreements is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty.

Securities lending

The Fund has entered into an agreement with Morgan Stanley & Co. Incorporated and MS Securities Services Inc. (collectively, Morgan Stanley) which permits the Fund to lend securities to Morgan Stanley on a principal basis. Morgan Stanley is the primary borrower of securities of the Fund. The risk of having one primary borrower of Fund securities (as opposed to several borrowers) is that should Morgan Stanley fail financially, all securities lent will be affected by the failure and by any delays in recovery of the securities (or in the rare event, loss of rights in the collateral).

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives collateral against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Any cash collateral received is invested in the JHCIT. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund receives compensation for lending their securities either in the form of fees, guarantees, and/or by retaining a portion of interest on the investment of any cash received as collateral.

Futures

The Fund may purchase and sell financial futures contracts and options on those contracts. The Fund invests in contracts based on financial instruments such as U.S. Treasury Bonds or Notes or on securities indices such as the Standard & Poor’s 500 Index, in order to hedge against a decline in the value of securities owned by the Fund.

Initial margin deposits required upon entering into futures contracts are satisfied by the delivery of specific securities or cash as collateral to the broker (the Funds’ agent in acquiring the futures position). If the position is closed out by taking an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made, cash is required to be paid to or released by the broker and the Fund realizes a gain or loss.

When the Fund sells a futures contract based on a financial instrument, the Fund becomes obligated to deliver that kind of instrument at an agreed upon date for a specified price. The Fund realizes a gain or loss depending on whether the price of an offsetting purchase is less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase. The Fund could be exposed to risks if it could not close out futures positions because of an illiquid secondary market or the inability of counterparties to meet the terms of their contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

Notes To Schedule of Investments - Page 2

# For more information

**Trustees**
James F. Carlin, *Interim Chairman*
James R. Boyle†
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

**Officers**
Keith F. Hartstein
*President and Chief Executive Officer*

Thomas M. Kinzler
*Secretary and Chief Legal Officer*

Francis V. Knox, Jr.
*Chief Compliance Officer*

Charles A. Rizzo
*Chief Financial Officer*

Gordon M. Shone
*Treasurer*

John G. Vrysen
*Chief Operating Officer*

**Investment adviser**
John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805

**Subadviser**
Grantham, Mayo, Van Otterloo & Co. LLC
40 Rowes Wharf
Boston, MA 02110

**Custodian**
State Street Bank & Trust Co.
2 Avenue de Lafayette
Boston, MA 02111

**Transfer agent**
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

**Legal counsel**
Kirkpatrick & Lockhart Preston Gates Ellis LLP
One Lincoln Street
Boston, MA 02111-2950

**How to contact us**

| | | |
|---|---|---|
| **Internet** | www.jhfunds.com | |
| **Mail** | **Regular mail:**<br>John Hancock Signature Services, Inc.<br>P.O. Box 9510<br>Portsmouth, NH 03802-9510 | **Express mail:**<br>John Hancock Signature Services, Inc.<br>Mutual Fund Image Operations<br>164 Corporate Drive<br>Portsmouth, NH 03801 |
| **Phone** | Customer service representatives | **1-800-225-5291** |
| | EASI-Line | **1-800-338-8080** |
| | TDD line | **1-800-554-6713** |

This report is for the information of the shareholders of John Hancock Value Opportunities Fund.

630Q3 11/07
1/08

John Hancock

MUTUAL FUNDS

# John Hancock U.S. Core Fund

QUARTERLY PORTFOLIO HOLDINGS

11.30.2007

JOHN HANCOCK FUNDS III
PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited)
(showing percentage of total net assets)

U.S. Core Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.00%

Aerospace - 0.48%
General Dynamics Corp.	200	$17,756
Goodrich Corp.	200	14,258
Lockheed Martin Corp.	200	22,134
Rockwell Collins, Inc.	200	14,424
United Technologies Corp.	600	44,862

		113,434
Agriculture - 0.42%
Monsanto Company	1,000	99,370

Aluminum - 0.11%
Alcoa, Inc.	700	25,459

Apparel & Textiles - 1.30%
Coach, Inc. *	2,700	100,278
Liz Claiborne, Inc.	1,000	25,090
Mohawk Industries, Inc. *	200	16,088
NIKE, Inc., Class B	1,300	85,345
Polo Ralph Lauren Corp., Class A	200	13,796
VF Corp.	900	67,311

		307,908
Auto Parts - 0.51%
Autoliv, Inc.	400	23,360
AutoZone, Inc. *	400	44,652
Johnson Controls, Inc.	1,400	54,068

		122,080
Auto Services - 0.10%
AutoNation, Inc. *	1,500	24,750

Automobiles - 0.93%
Ford Motor Company *	6,800	51,068
General Motors Corp.	1,100	32,813
PACCAR, Inc.	2,700	136,647

		220,528
Banking - 1.33%
Bank of America Corp.	3,500	161,455
BB&T Corp.	900	32,472
Comerica, Inc.	500	22,890
Fifth Third Bancorp	200	5,982
First Horizon National Corp.	200	4,416
National City Corp.	2,600	51,376
U.S. Bancorp	1,100	36,399

		314,990
Biotechnology - 0.35%
Amgen, Inc. *	1,500	82,875

Broadcasting - 0.14%
Discovery Holding Company *	400	9,784
Liberty Media Corp. - Capital, Series A *	200	23,812

		33,596
Building Materials & Construction - 0.07%
Masco Corp.	700	15,680

Business Services - 0.84%
Affiliated Computer Services, Inc., Class A *	400	16,784

U.S. Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Business Services (continued)
DST Systems, Inc. *	200	$16,950
Fiserv, Inc. *	2,000	102,660
Fluor Corp.	100	14,717
Manpower, Inc.	200	12,220
Moody's Corp.	300	11,298
NCR Corp. *	200	4,788
Pitney Bowes, Inc.	200	7,700
R.R. Donnelley & Sons Company	300	10,998

		198,115
Cable & Television - 0.32%
Comcast Corp., Class A *	800	16,432
DIRECTV Group, Inc. *	1,100	27,357
Time Warner, Inc.	1,800	31,068

		74,857
Chemicals - 0.29%
Celanese Corp., Series A	300	11,904
Dow Chemical Company	600	25,164
Lubrizol Corp.	200	12,828
Lyondell Chemical Company	400	18,880

		68,776
Colleges & Universities - 0.09%
ITT Educational Services, Inc. *	200	22,628

Computers & Business Equipment - 8.55%
Apple, Inc. *	2,100	382,662
Cisco Systems, Inc. *	15,700	439,914
Cognizant Technology Solutions Corp.,
Class A *	400	12,440
Dell, Inc. *	13,800	338,652
EMC Corp. *	9,900	190,773
Hewlett-Packard Company	1,000	51,160
International Business Machines Corp.	5,500	578,490
Juniper Networks, Inc. *	400	11,888
Lexmark International, Inc. *	600	20,928

		2,026,907
Construction Materials - 0.26%
Martin Marietta Materials, Inc.	100	13,455
Sherwin-Williams Company	300	18,849
Trane, Inc.	800	29,368

		61,672
Containers & Glass - 0.08%
Owens-Illinois, Inc. *	400	17,956

Cosmetics & Toiletries - 1.75%
Avon Products, Inc.	400	16,420
International Flavors & Fragrances, Inc.	400	20,056
Kimberly-Clark Corp.	1,200	83,772
Procter & Gamble Company	4,000	296,000

		416,248
Crude Petroleum & Natural Gas - 0.74%
Apache Corp.	500	48,395
Devon Energy Corp.	500	41,405

The accompanying notes are an integral part of the financial statements.
1

JOHN HANCOCK FUNDS III
PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

U.S. Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Crude Petroleum & Natural Gas
(continued)
Marathon Oil Corp.	400	$22,360
Occidental Petroleum Corp.	900	62,793

		174,953
Drugs & Health Care - 0.35%
Wyeth	1,700	83,470

Educational Services - 0.52%
Apollo Group, Inc., Class A *	1,600	122,432

Electrical Utilities - 1.17%
American Electric Power Company, Inc.	1,100	52,437
CenterPoint Energy, Inc.	700	12,495
Constellation Energy Group, Inc.	200	20,042
Edison International	400	22,392
Entergy Corp.	600	71,724
FPL Group, Inc.	600	41,856
Mirant Corp. *	300	11,577
Public Service Enterprise Group, Inc.	300	28,722
Reliant Energy, Inc. *	600	15,624

		276,869
Electronics - 0.23%
Arrow Electronics, Inc. *	300	11,103
Avnet, Inc. *	600	20,700
L-3 Communications Holdings, Inc.	200	22,130

		53,933
Energy - 0.35%
Duke Energy Corp.	1,900	37,601
McDermott International, Inc. *	400	20,920
NRG Energy, Inc. *	300	12,717
Sempra Energy	200	12,524

		83,762
Financial Services - 2.61%
Citigroup, Inc.	9,600	319,680
Federal National Mortgage Association	4,000	153,680
Franklin Resources, Inc.	500	61,590
Goldman Sachs Group, Inc.	200	45,328
SEI Investments Company	400	12,408
Washington Mutual, Inc.	1,300	25,350

		618,036
Food & Beverages - 4.27%
Kraft Foods, Inc., Class A	1,822	62,950
PepsiCo, Inc.	3,700	285,566
The Coca-Cola Company	10,400	645,840
Tyson Foods, Inc., Class A	1,300	19,383

		1,013,739
Forest Products - 0.12%
Weyerhaeuser Company	400	29,272

Gas & Pipeline Utilities - 0.16%
Transocean, Inc. *	280	38,419

U.S. Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Healthcare Products - 5.83%
Baxter International, Inc.	1,100	$65,857
Johnson & Johnson	10,900	738,366
Medtronic, Inc.	2,400	122,040
Patterson Companies, Inc. *	1,300	41,834
St. Jude Medical, Inc. *	600	23,850
Stryker Corp.	2,600	188,838
Zimmer Holdings, Inc. *	3,100	200,663

		1,381,448
Healthcare Services - 5.94%
Cardinal Health, Inc.	1,100	66,605
Coventry Health Care, Inc. *	600	34,728
Express Scripts, Inc. *	2,900	196,475
McKesson Corp.	1,500	100,095
Medco Health Solutions, Inc. *	600	59,994
Quest Diagnostics, Inc.	700	38,542
UnitedHealth Group, Inc.	15,500	852,500
WellPoint, Inc. *	700	58,947

		1,407,886
Holdings Companies/Conglomerates - 0.10%
General Electric Company	600	22,974

Homebuilders - 0.17%
Centex Corp.	200	4,172
Lennar Corp., Class A	500	7,920
Standard Pacific Corp. (a)	6,300	21,798
Toll Brothers, Inc. *	300	6,201

		40,091
Hotels & Restaurants - 1.36%
Marriott International, Inc., Class A	500	18,750
McDonald's Corp.	3,800	222,186
Starbucks Corp. *	2,100	49,119
Yum! Brands, Inc.	900	33,435

		323,490
Household Products - 0.24%
Energizer Holdings, Inc. *	500	56,815

Industrial Machinery - 0.95%
Caterpillar, Inc.	500	35,950
Cummins, Inc.	200	23,380
Deere & Company	400	68,720
Ingersoll-Rand Company, Ltd., Class A	500	25,820
ITT Corp.	400	25,776
Pall Corp.	300	11,475
Parker-Hannifin Corp.	200	15,886
W.W. Grainger, Inc.	200	17,660

		224,667
Insurance - 3.88%
ACE, Ltd.	400	23,932
Aetna, Inc.	1,200	67,056
AFLAC, Inc.	700	43,848
Allstate Corp.	2,600	132,912
Ambac Financial Group, Inc.	600	16,338

The accompanying notes are an integral part of the financial statements.
2

JOHN HANCOCK FUNDS III
PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

U.S. Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Insurance (continued)
American International Group, Inc.	2,500	$145,325
Brown & Brown, Inc.	400	9,840
Chubb Corp.	400	21,820
CIGNA Corp.	1,300	69,693
First American Corp.	500	17,090
Hartford Financial Services Group, Inc.	200	19,064
MBIA, Inc.	500	18,255
MetLife, Inc.	300	19,677
MGIC Investment Corp. (a)	500	11,760
Old Republic International Corp.	1,100	16,511
PMI Group, Inc.	400	5,292
Progressive Corp.	1,800	33,120
Prudential Financial, Inc.	700	65,898
SAFECO Corp.	300	17,313
The Travelers Companies, Inc.	1,500	79,665
Torchmark Corp.	500	30,840
Transatlantic Holdings, Inc.	200	14,870
UnumProvident Corp.	1,200	29,808
W.R. Berkley Corp.	300	9,174

		919,101
International Oil - 9.39%
Anadarko Petroleum Corp.	500	28,300
Chevron Corp.	7,800	684,606
ConocoPhillips	2,500	200,100
Exxon Mobil Corp.	14,100	1,257,156
Weatherford International, Ltd. *	900	56,358

		2,226,520
Internet Content - 0.29%
Google, Inc., Class A *	100	69,300

Internet Retail - 1.59%
Amazon.com, Inc. *	1,500	135,840
eBay, Inc. *	6,000	201,180
Expedia, Inc. *	900	29,340
IAC/InterActiveCorp. *	400	11,132

		377,492
Internet Software - 0.20%
McAfee, Inc. *	700	27,265
VeriSign, Inc. *	500	20,450

		47,715
Leisure Time - 0.19%
Carnival Corp.	600	27,072
MGM MIRAGE *	200	17,300

		44,372
Life Sciences - 0.07%
Waters Corp. *	200	15,608

Liquor - 0.24%
Anheuser-Busch Companies, Inc.	1,100	57,992

Manufacturing - 2.21%
3M Company	2,100	174,846
Danaher Corp.	1,300	112,866

U.S. Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Manufacturing (continued)
Eaton Corp.	200	$17,862
Harley-Davidson, Inc.	1,900	91,238
Honeywell International, Inc.	1,600	90,592
Illinois Tool Works, Inc.	300	16,650
SPX Corp.	200	20,352

		524,406
Metal & Metal Products - 0.36%
Precision Castparts Corp.	500	73,670
Southern Copper Corp.	100	11,065

		84,735
Office Furnishings & Supplies - 0.04%
Office Depot, Inc. *	600	10,284

Petroleum Services - 1.19%
Schlumberger, Ltd.	1,900	177,555
Smith International, Inc.	200	12,544
Valero Energy Corp.	1,400	91,098

		281,197
Pharmaceuticals - 10.50%
Abbott Laboratories	2,900	166,779
AmerisourceBergen Corp.	1,200	54,444
Bristol-Myers Squibb Company	1,000	29,630
Eli Lilly & Company	1,000	52,950
Forest Laboratories, Inc. *	3,600	138,780
King Pharmaceuticals, Inc. *	1,100	11,649
Merck & Company, Inc.	16,200	961,632
Pfizer, Inc.	38,900	924,264
Schering-Plough Corp.	4,800	150,240

		2,490,368
Publishing - 0.31%
Gannett Company, Inc.	1,500	55,125
McGraw-Hill Companies, Inc.	400	19,632

		74,757
Railroads & Equipment - 0.07%
CSX Corp.	100	4,200
Union Pacific Corp.	100	12,614

		16,814
Retail Grocery - 0.68%
Safeway, Inc.	1,600	55,680
SUPERVALU, Inc.	1,000	41,870
The Kroger Company	2,200	63,250

		160,800
Retail Trade - 10.76%
Abercrombie & Fitch Company, Class A	600	49,224
American Eagle Outfitters, Inc.	1,150	26,324
Bed Bath & Beyond, Inc. *	1,600	50,320
Best Buy Company, Inc.	400	20,420
CarMax, Inc. * (a)	800	18,296
Family Dollar Stores, Inc.	700	16,485
Home Depot, Inc.	20,800	594,048
Kohl's Corp. *	1,500	73,920

The accompanying notes are an integral part of the financial statements.
3

JOHN HANCOCK FUNDS III
PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

U.S. Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Retail Trade (continued)
Lowe's Companies, Inc.	13,200	$322,212
Nordstrom, Inc.	900	30,186
RadioShack Corp.	900	16,650
Ross Stores, Inc.	400	10,552
Sears Holdings Corp. *	100	10,551
Staples, Inc.	1,900	45,030
Target Corp.	2,500	150,150
The TJX Companies, Inc.	300	8,802
Tiffany & Company	600	27,858
Walgreen Company	2,800	102,452
Wal-Mart Stores, Inc.	20,400	977,160

		2,550,640
Semiconductors - 0.60%
Analog Devices, Inc.	500	15,390
Intel Corp.	3,500	91,280
KLA-Tencor Corp.	500	24,040
Xilinx, Inc.	500	10,950

		141,660
Software - 5.04%
Adobe Systems, Inc. *	300	12,642
BMC Software, Inc. *	400	13,232
Citrix Systems, Inc. *	400	14,792
Intuit, Inc. *	600	17,592
Microsoft Corp.	28,700	964,320
Oracle Corp. *	8,500	171,530

		1,194,108
Telecommunications Equipment &
Services - 3.42%
Corning, Inc.	700	17,003
QUALCOMM, Inc.	7,200	293,616
Verizon Communications, Inc.	11,600	501,236

		811,855
Telephone - 2.27%
AT&T, Inc.	13,775	526,343
CenturyTel, Inc.	300	12,789

		539,132
Tires & Rubber - 0.12%
Goodyear Tire & Rubber Company *	1,000	28,750

Tobacco - 1.96%
Altria Group, Inc.	5,700	442,092
UST, Inc.	400	23,160

		465,252
Toys, Amusements & Sporting Goods - 0.26%
Hasbro, Inc.	800	22,216
Mattel, Inc.	2,000	39,960

		62,176
Transportation - 0.04%
C.H. Robinson Worldwide, Inc.	200	10,310

U.S. Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Trucking & Freight - 0.29%
FedEx Corp.	400	$39,388
United Parcel Service, Inc., Class B	400	29,472

		68,860

TOTAL COMMON STOCKS (Cost $22,562,110)		$23,474,289

SHORT TERM INVESTMENTS - 0.14%
John Hancock Cash Investment Trust (c) (t) $	33,366	$33,366

TOTAL SHORT TERM INVESTMENTS
(Cost $33,366)		$33,366

Total Investments (U.S. Core Fund)
(Cost $22,595,476) - 99.14%		$23,507,655
Other Assets in Excess of Liabilities - 0.86%		203,792

TOTAL NET ASSETS - 100.00%		$23,711,447

Footnotes

Percentages are stated as a percent of net assets.

Key to Security Abbreviations and Legend
*	- Non-Income Producing
(a)	- All or a portion of this security was out on loan.
(c)	- Investment is an affiliate of the Trust’s advisor or subadvisor.
(t)	- Represents investment of securities lending collateral.

The accompanying notes are an integral part of the financial statements.
4

JOHN HANCOCK FUNDS III
U.S. CORE FUND
November 30, 2007 (unaudited)

The following is a summary of open futures contracts at November 30, 2007:

				UNREALIZED
OPEN CONTRACTS	NUMBER OF CONTRACTS	POSITION	EXPIRATION DATE	APPRECIATION

S&P E-Mini 500 Index Futures	1	Long	Dec-2007	$860

At November 30, 2007, the value of securities loaned and Cash collateral was as follows:

VALUE OF SECURITIES LOANED	VALUE OF CASH COLLATERAL

$32,712	$33,366

At November 30, 2007, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation/(depreciation) of investment securities for federal income tax purposes was as follows:

UNREALIZED	UNREALIZED	NET UNREALIZED
APPRECIATION	(DEPRECIATION)	APPRECIATION

$2,182,534	($1,270,355)	$912,179

Financial futures contracts

Notes to portfolio of investments

Security valuation

The net asset value of Class A, Class B, Class C, Class I and Class R1 of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Securities lending

The Fund has entered into an agreement with Morgan Stanley & Co. Incorporated and MS Securities Services Inc. (collectively, Morgan Stanley) which permits the Fund to lend securities to Morgan Stanley on a principal basis. Morgan Stanley is the primary borrower of securities of the Fund. The risk of having one primary borrower of Fund securities (as opposed to several borrowers) is that should Morgan Stanley fail financially, all securities lent will be affected by the failure and by any delays in recovery of the securities (or in the rare event, loss of rights in the collateral).

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives collateral against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Any cash collateral received is invested in the JHCIT. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund receives compensation for lending their securities either in the form of fees, guarantees, and/or by retaining a portion of interest on the investment of any cash received as collateral.

Futures

The Fund may purchase and sell financial futures contracts and options on those contracts. The Fund invests in contracts based on financial instruments such as U.S. Treasury Bonds or Notes or on securities indexes such as the Standard & Poor’s 500 Index, in order to hedge against a decline in the value of securities owned by the Fund.

Initial margin deposits required upon entering into futures contracts are satisfied by the delivery of specific securities or cash as collateral to the broker (the Funds’ agent in acquiring the futures position). If the position is closed out by taking an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made, cash is required to be paid to or released by the broker and the Fund realizes a gain or loss.

When the Fund sells a futures contract based on a financial instrument, the Fund becomes obligated to deliver that kind of instrument at an agreed upon date for a specified price. The Fund realizes a gain or loss depending on whether the price of an offsetting purchase is less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase. The Fund could be exposed to risks if it could not close out futures positions because of an illiquid secondary market or the inability of counterparties to meet the terms of their contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

Notes to Schedule of Investments - Page 1

# For more information

**Trustees**
James F. Carlin, *Interim Chairman*
James R. Boyle†
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

**Officers**
Keith F. Hartstein
*President and Chief Executive Officer*

Thomas M. Kinzler
*Secretary and Chief Legal Officer*

Francis V. Knox, Jr.
*Chief Compliance Officer*

Charles A. Rizzo
*Chief Financial Officer*

Gordon M. Shone
*Treasurer*

John G. Vrysen
*Chief Operating Officer*

**Investment adviser**
John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805

**Subadviser**
Grantham, Mayo, Van Otterloo & Co. LLC
40 Rowes Wharf
Boston, MA 02110

**Custodian**
State Street Bank & Trust Co.
2 Avenue de Lafayette
Boston, MA 02111

**Transfer agent**
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

**Legal counsel**
Kirkpatrick & Lockhart Preston Gates Ellis LLP
One Lincoln Street
Boston, MA 02111-2950

**How to contact us**

| | | |
|---|---|---|
| **Internet** | www.jhfunds.com | |
| **Mail** | **Regular mail:**<br>John Hancock Signature Services, Inc.<br>P.O. Box 9510<br>Portsmouth, NH 03802-9510 | **Express mail:**<br>John Hancock Signature Services, Inc.<br>Mutual Fund Image Operations<br>164 Corporate Drive<br>Portsmouth, NH 03801 |
| **Phone** | Customer service representatives | **1-800-225-5291** |
| | EASI-Line | **1-800-338-8080** |
| | TDD line | **1-800-554-6713** |

This report is for the information of the shareholders of John Hancock U.S. Core Fund.

650Q3 11/07
1/08

John Hancock

MUTUAL FUNDS

# John Hancock International Core Fund

QUARTERLY PORTFOLIO HOLDINGS

11.30.2007

JOHN HANCOCK FUNDS III
PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited)
(showing percentage of total net assets)

International Core Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 94.28%

Australia - 4.69%
Amcor, Ltd.	194,168	$1,176,376
Australia and New Zealand
Banking Group, Ltd. (a)	199,913	4,994,072
BHP Billiton, Ltd. (a)	218,057	8,312,324
Bluescope Steel, Ltd.	321,766	2,815,026
Commonwealth Bank of Australia, Ltd.	52,504	2,779,263
CSL, Ltd.	99,462	3,071,410
Foster's Group, Ltd.	346,465	1,932,607
Macquarie Group, Ltd., ADR *	41,031	2,909,794
Mirvac Group, Ltd.	596,676	3,048,463
Qantas Airways, Ltd., ADR	300,772	1,558,390
QBE Insurance Group, Ltd.	87,568	2,519,687
Rio Tinto, Ltd. (a)	52,127	6,720,819
Stockland Company, Ltd.	750,276	5,996,180
Suncorp-Metway, Ltd.	439,159	7,277,467
TABCORP Holdings, Ltd.	183,569	2,480,526
Telstra Corp., Ltd.	1,313,330	5,425,715
Westpac Banking Corp., Ltd.	245,918	6,185,454
Woodside Petroleum, Ltd.	167,488	7,205,550
Woolworths, Ltd.	153,635	4,605,323
Zinifex, Ltd.	165,755	2,118,745

		83,133,191
Austria - 0.31%
OMV AG	27,834	1,975,652
Voestalpine AG	49,032	3,582,534

		5,558,186
Belgium - 1.41%
Belgacom SA	40,944	2,135,941
Colruyt SA	3,066	677,251
Delhaize Group	21,021	1,834,057
Dexia	251,498	6,851,087
Fortis Group SA	340,709	9,098,573
Interbrew	20,080	1,759,291
Solvay SA (a)	8,778	1,301,514
UCB SA	29,180	1,387,312

		25,045,026
Bermuda - 0.26%
Esprit Holdings, Ltd.	179,000	2,687,487
Noble Group, Ltd. (a)	518,361	800,695
Yue Yuen Industrial Holdings, Ltd. (a)	360,218	1,149,821

		4,638,003
Canada - 3.14%
BCE, Inc.	69,288	2,723,847
Canadian Imperial Bank of Commerce	84,470	7,505,535
Canadian Natural Resources, Ltd.	72,137	4,683,368
EnCana Corp.	140,897	9,144,673
Magna International, Inc.	23,200	1,856,093
National Bank of Canada	83,465	4,505,666
Potash Corp. of Saskatchewan, Inc.	74,900	8,898,565
Research In Motion, Ltd. *	99,300	11,303,884
Rogers Communications, Inc., Class B	72,300	3,004,938

International Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Sun Life Financial, Inc.	38,300	$2,017,745

		55,644,314
Denmark - 0.36%
A P Moller- Maersk AS, Series A	121	1,415,519
Danske Bank AS	25,519	1,020,155
FLS Industries AS, B Shares	38,450	3,877,107

		6,312,781
Finland - 2.66%
Elcoteq SE, A Shares (a)	14,700	80,937
Kesko Oyj	30,810	1,805,717
Metra Oyj, B Shares	19,800	1,514,215
Metso Oyj	18,857	1,023,571
Neste Oil Oyj	82,084	2,889,421
Nokia AB Oyj	734,441	28,952,777
Outokumpu Oyj (a)	91,904	2,952,751
Rautaruukki Oyj	81,209	3,813,515
Sampo Oyj, A Shares	140,604	4,122,064

		47,154,968
France - 10.44%
Accor SA	24,709	2,087,348
Air France KLM	30,799	1,100,152
Alstom	21,368	4,780,336
BNP Paribas SA	181,615	20,471,260
Bouygues SA	35,943	3,217,396
Casino Guich-Perrachon SA	34,335	3,770,696
Compagnie de Saint-Gobain SA	48,722	4,772,184
Compagnie Generale des Etablissements
Michelin, Class B	39,287	4,648,849
Credit Agricole SA	160,184	5,631,912
Electricite de France	20,271	2,463,709
France Telecom SA	66,789	2,531,097
Pernod-Ricard SA	7	1,548
PSA Peugeot Citroen SA (a)	114,059	8,841,891
Renault Regie Nationale SA	73,822	10,707,992
Sanofi-Aventis SA	516,550	49,262,031
Societe Generale	18,648	2,872,438
Total SA	684,068	55,319,829
Vinci SA, ADR	34,786	2,762,795

		185,243,463
Germany - 10.01%
Adidas-Salomon AG	48,679	3,243,093
Allianz AG	61,699	12,715,788
BASF AG	107,870	14,965,403
Bayer AG	74,877	6,180,589
Bayerische Motoren Werke (BMW) AG	89,416	5,463,653
Commerzbank AG	65,043	2,576,029
DaimlerChrysler AG	175,726	17,853,954
Deutsche Bank AG	158,057	20,701,813
Deutsche Boerse AG	37,166	6,973,722
Deutsche Lufthansa AG	120,027	3,244,558
Deutsche Post AG	132,636	4,518,043

The accompanying notes are an integral part of the financial statements.
1

JOHN HANCOCK FUNDS III
PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Germany (continued)
E.ON AG	18,353	$3,741,100
Fresenius SE	27,502	2,273,398
Henkel KGaA	16,200	839,976
Hypo Real Estate Holding AG	10,890	575,115
Infineon Technologies AG *	87,881	1,049,920
MAN AG	47,990	7,747,399
Muenchener Rueckversicherungs-
Gesellschaft AG	95,967	17,516,477
Q-Cells AG *	10,045	1,420,077
Salzgitter AG	33,438	5,357,645
Siemens AG	100,847	15,310,112
Suedzucker AG	49,851	1,089,728
Thyssen Krupp AG	144,141	8,510,711
Volkswagen AG (a)	57,087	13,702,865

		177,571,168
Greece - 0.15%
National Bank of Greece SA	39,238	2,635,015

Hong Kong - 0.80%
Bank of East Asia, Ltd.	290,000	1,765,482
CLP Holdings, Ltd.	823,199	5,613,463
Hong Kong Electric Holdings, Ltd.	538,354	2,825,223
Hong Kong Exchange & Clearing, Ltd.	132,500	4,034,869

		14,239,037
Ireland - 0.56%
Anglo Irish Bank Corp. PLC	93,873	1,633,154
Bank of Ireland	113,392	1,799,902
CRH PLC	146,326	5,527,484
Kerry Group PLC	34,358	1,003,809

		9,964,349
Italy - 3.66%
Enel SpA	902,300	10,803,194
Eni SpA	1,377,864	49,318,632
Fiat SpA - RNC	39,512	883,061
Fiat SpA	99,811	2,741,843
Fondiaria-Sai SpA	20,600	618,180
Italcementi SpA, RNC	36,738	552,015

		64,916,925
Japan - 19.89%
Acom Company, Ltd.	41,180	1,017,791
Alps Electric Company, Ltd.	46	578
Astellas Pharmaceuticals, Inc.	62,400	2,784,011
Canon, Inc.	69,900	3,687,033
Chubu Electric Power Company, Inc.	57,899	1,606,606
Cosmo Oil Company, Ltd.	421,000	1,739,704
Daiichi Sankyo Company, Ltd.	167,753	5,264,276
Eisai Company, Ltd.	56,280	2,489,654
Fuji Heavy Industries, Ltd.	340,116	1,697,532
Fuji Photo Film Company, Ltd.	92,300	4,076,580
Haseko Corp. *	779,847	1,556,721
Hitachi, Ltd.	199,000	1,404,159

International Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Hokkaido Electric Power Company, Inc.	88,699	$1,961,588
Honda Motor Company, Ltd.	738,112	25,635,001
Hoya Corp.	96,000	3,369,420
Ibiden Company, Ltd.	32,800	2,588,878
Isuzu Motors, Ltd.	439,542	2,063,414
Itochu Corp.	1,053,047	11,211,024
Japan Real Estate Investment Corp., REIT (a)	126	1,604,257
JFE Holdings, Inc.	93,000	5,128,336
Kansai Electric Power Company, Ltd.	46,300	1,187,810
Kao Corp.	120,050	3,637,903
Kawasaki Kisen Kaisha, Ltd.	593,000	7,123,739
Komatsu, Ltd.	186,600	5,712,425
Konami Corp.	51,323	1,524,879
Kyushu Electric Power Company, Inc.	87,580	2,381,197
Marubeni Corp.	992,824	7,635,056
Mitsubishi Corp.	550,695	15,990,629
Mitsubishi Estate Company, Ltd.	169,404	4,581,110
Mitsubishi Heavy Industries, Ltd.	393,000	1,913,607
Mitsui & Company, Ltd.	523,560	12,085,495
Mitsui Engineering & Shipbuilding
Company, Ltd.	298,000	1,368,589
Mitsui Fudosan Company, Ltd.	96,000	2,478,508
Mitsui O.S.K. Lines, Ltd.	399,000	6,013,940
Mitsui Trust Holdings, Inc.	865,553	7,378,990
Mitsumi Electric Company, Ltd.	57,000	2,257,091
Mizuho Financial Group, Inc.	352	1,900,944
NGK INSULATORS, LTD.	109,000	3,379,404
Nikon Corp.	84,000	2,632,630
Nintendo Company, Ltd.	27,700	17,008,962
Nippon Building Fund, Inc., REIT	188	2,719,565
Nippon Mining Holdings, Inc.	115,000	853,002
Nippon Oil Corp.	812,000	6,740,637
Nippon Steel Corp.	1,650,000	10,004,829
Nippon Telegraph & Telephone Corp.	1,565	7,101,239
Nippon Yusen Kabushiki Kaisha (a)	503,000	4,388,607
Nissan Motor Company, Ltd.	1,261,500	14,464,117
Nomura Research Institute, Ltd.	40,700	1,448,425
NTT Data Corp.	307	1,400,847
NTT DoCoMo, Inc.	5,794	9,272,840
Osaka Gas Company, Ltd.	1,584,120	6,294,225
Resona Holdings, Inc.	4,940	9,646,619
Ricoh Company, Ltd.	315,000	6,032,581
SBI Holdings, Inc.	4,351	1,311,842
SEGA SAMMY HOLDINGS, INC. (a)	160,400	2,053,249
Seven & I Holdings Company, Ltd.	303,500	7,615,999
Shin-Etsu Chemical Company, Ltd.	95,400	5,686,247
Shinko Securities Company, Ltd.	196,000	875,017
Showa Shell Sekiyu K.K.	92,300	1,054,970
Sojitz Holdings Corp.	1,070,800	4,237,640
Sony Corp.	47,100	2,547,504
Sumco Corp.	96,300	3,003,789
Sumitomo Corp.	328,596	4,955,365

The accompanying notes are an integral part of the financial statements.
2

JOHN HANCOCK FUNDS III
PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Sumitomo Metal Industries, Ltd.	357,000	$1,592,500
Taisho Pharmaceuticals Company, Ltd.	44,790	876,893
Takeda Pharmaceutical Company, Ltd.	296,589	19,033,395
Takefuji Corp.	118,290	3,047,009
TDK Corp.	39,900	2,839,614
Terumo Corp.	32,000	1,633,617
The Japan Steel Works, Ltd. (a)	166,000	2,452,092
The Tokyo Electric Power Company, Ltd.	160,939	4,422,345
Tokyo Gas Company, Ltd.	469,397	2,344,053
Tokyo Steel Manufacturing Company, Ltd.	77,300	997,709
Tokyu Land Corp.	164,000	1,557,436
TonenGeneral Sekiyu K.K.	121,133	1,266,369
Toshiba Corp.	408,000	3,342,972
Toyota Motor Corp.	84,100	4,768,188

		352,962,818
Luxembourg - 1.02%
ArcelorMittal	246,035	18,073,378

Netherlands - 3.77%
Aegon NV	551,559	9,846,963
DSM NV	59,695	2,969,677
Heineken Holding NV	28,268	1,587,781
Heineken NV	138,273	9,080,256
ING Groep NV	617,133	23,939,140
Koninklijke Ahold NV *	115,042	1,635,632
Reed Elsevier NV	253,329	4,647,523
Royal Dutch Shell PLC, A Shares, EUR	327,014	13,231,012

		66,937,984
Norway - 0.85%
Den Norske Bank ASA	97,700	1,526,123
Renewable Energy Corp ASA *	81,770	3,994,269
Statoil ASA	294,618	9,545,031

		15,065,423
Portugal - 0.12%
Banco Comercial dos Acores, S.A. (a)	505,228	2,199,424

Singapore - 2.21%
Capitaland, Ltd. *	388,000	1,884,174
City Developments, Ltd.	307,000	3,047,000
Cosco Corp. Singapore, Ltd.	908,600	4,469,087
DBS Group Holdings, Ltd.	16,231	225,807
Keppel Land, Ltd.	99,538	517,669
K-REIT Asia * (a)	46,908	80,359
Neptune Orient Lines, Ltd. (a)	577,488	1,663,548
Oversea-Chinese Banking Corp., Ltd.	643,000	3,790,498
SembCorp Industries, Ltd.	396,802	1,537,808
SembCorp Marine, Ltd.	1,157,573	3,528,324
Singapore Exchange, Ltd.	437,000	4,265,275
Singapore Press Holdings, Ltd.	258,000	809,245
Singapore Telecommunications, Ltd.	3,741,350	10,017,193
United Overseas Bank, Ltd.	244,000	3,346,073

		39,182,060

International Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Spain - 1.22%
Gas Natural SDG SA	39,851	$2,454,005
Repsol YPF, SA	259,557	9,580,259
Telefonica SA	287,717	9,638,562

		21,672,826
Sweden - 2.16%
Alfa Laval AB	20,200	1,302,287
Electrolux AB - Series B	132,773	2,237,210
Hennes & Mauritz AB, B shares	76,400	4,770,778
Investor AB, B shares	239,000	5,609,060
Nordea Bank AB	85,000	1,428,181
Sandvik AB *	273,900	4,960,269
Scania AB, Series B *	177,600	4,440,531
SKF AB, B Shares *	115,600	2,039,185
Svenska Handelsbanken AB - Series A	67,100	2,133,882
Swedbank AB, A shares (a)	101,300	3,265,304
Tele2 AB - Series B	60,620	1,383,509
Volvo AB - Series B *	278,200	4,739,258

		38,309,454
Switzerland - 3.83%
ABB, Ltd.	224,019	6,592,398
Nestle SA	12,880	6,192,767
Novartis AG	520,635	29,526,092
Swatch Group AG, BR shares	8,824	2,476,291
Swatch Group AG	6,236	342,031
Swiss Re	82,754	6,140,488
Zurich Financial Services AG	57,057	16,628,781

		67,898,848
United Kingdom - 20.76%
3i Group PLC	393,174	8,785,797
Alliance & Leicester PLC	95,433	1,430,376
AMEC PLC	132,752	2,094,532
AstraZeneca Group PLC	367,172	17,412,553
Aviva PLC	573,873	8,040,278
Barratt Developments PLC	164,331	1,569,127
BG Group PLC	294,896	6,174,939
BHP Billiton PLC	357,187	11,799,274
Biffa PLC	111	737
BT Group PLC	512,002	3,016,029
Capita Group PLC *	137,557	2,096,672
Centrica PLC	683,955	5,113,436
Dixons Group PLC	1,112,561	2,576,277
GlaxoSmithKline PLC	2,391,506	63,187,103
HBOS PLC	411,921	6,753,515
Home Retail Group	553,425	3,945,114
Imperial Chemical Industries PLC	279,166	3,820,481
Imperial Tobacco Group PLC	151,536	7,835,600
International Power PLC	496,624	4,766,215
Invensys PLC *	243,749	1,247,434
J Sainsbury PLC	375,943	3,397,309
Kingfisher PLC	512,023	1,602,984
Ladbrokes PLC	311,943	1,973,787

The accompanying notes are an integral part of the financial statements.
3

JOHN HANCOCK FUNDS III
PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

United Kingdom (continued)
Next Group PLC	102,537	$3,667,654
Old Mutual PLC (a)	1,491,786	5,166,403
Reckitt Benckiser PLC	117,463	6,971,977
Reuters Group PLC	126,511	1,559,095
Rio Tinto PLC	287,849	33,431,322
Royal Bank of Scotland Group PLC	3,589,898	33,896,245
Royal Dutch Shell PLC, A Shares, GBP	388,400	15,712,897
Royal Dutch Shell PLC, B Shares	216,227	8,692,176
SABMiller PLC	138,306	3,932,844
Scottish & Southern Energy PLC	121,440	3,968,911
Taylor Woodrow PLC	890,383	3,765,804
Tesco PLC	566,349	5,579,444
Tomkins PLC	225,016	904,167
Unilever PLC	154,381	5,647,736
United Utilities PLC	149,177	2,298,813
Vedanta Resources PLC	40,711	1,927,079
Vodafone Group PLC	14,790,692	55,348,396
William Morrison Supermarket PLC	751,788	4,768,913
Wolseley PLC	175,475	2,502,322

		368,381,767

TOTAL COMMON STOCKS (Cost $1,395,413,073)		$1,672,740,408

PREFERRED STOCKS - 0.48%

Germany - 0.48%
Bayerische Motoren Werke (BMW) AG	10,400	528,092
Porsche AG	1,683	3,705,989
Volkswagen AG	28,509	4,331,550

		8,565,631

TOTAL PREFERRED STOCKS (Cost $4,545,665)		$8,565,631

SHORT TERM INVESTMENTS - 2.17%
John Hancock Cash Investment Trust (c) (t)	$38,479,852	$38,479,852

TOTAL SHORT TERM INVESTMENTS
(Cost $38,479,852)		$38,479,852

REPURCHASE AGREEMENTS - 3.98%
Repurchase Agreement with State
Street Corp. dated 11/30/2007 at
3.85% to be repurchased at
$70,631,654 on 12/03/2007,
collateralized by $70,700,000
Federal Home Loan Bank, 4.97%,
due 08/18/2008 (Valued at
$72,025,625, including interest)	$70,609,000	$70,609,000

TOTAL REPURCHASE AGREEMENTS
(Cost $70,609,000)		$70,609,000

Total Investments (International Core Fund)
(Cost $1,509,047,590) - 100.91%		$1,790,394,891
Liabilities in Excess of Other Assets - (0.91)%		(16,221,869)

TOTAL NET ASSETS - 100.00%		$1,774,173,022

The portfolio had the following five top industry concentrations as of November 30, 2007 (as a percentage of total net assets):

International Oil	9.42%
Banking	9.17%
Pharmaceuticals	7.91%
Telecommunications Equipment & Services	7.31%
Automobiles	7.13%

Footnotes
Percentages are stated as a percent of net assets.

Key to Currency Abbreviations
EUR	- European Currency
GBP	- British Pound
BRL	- Brazilian Real

Key to Security Abbreviations and Legend
ADR	-American Depository Receipts
REIT	-Real Estate Investment Trust
*	-Non-Income Producing
(a)	- All or a portion of this security was out on loan.
(c)	- Investment is an affiliate of the Trust’s advisor or subadvisor.
(t)	- Representsinvestment of securities lending collateral.

The accompanying notes are an integral part of the financial statements.
4

JOHN HANCOCK FUNDS III
International Core Fund
November 30, 2007 (unaudited)

The following is a summary of open futures contracts at November 30, 2007:

				UNREALIZED
				APPRECIATION
OPEN CONTRACTS	NUMBER OF CONTRACTS	POSITION	EXPIRATION DATE	(DEPRECIATION)

CAC 4010 Euro Index Futures	63	Long	Dec 2007	$150,708
DAX Index Futures	331	Long	Dec 2007	3,187,833
EOE Dutch Stock Index Futures	6	Long	Dec 2007	22,755
FTSE 100 Index Futures	42	Long	Dec 2007	171,603
Hang Seng Stock Index Futures	1	Long	Dec 2007	12,185
MSCI Singapore Stock Index Futures	298	Long	Dec 2007	836,759
OMX 30 Index Futures	42	Long	Dec 2007	17,234
S&P/ MIB 30 Index Futures	4	Long	Dec 2007	27,245
Share Price Index 200 Futures	7	Long	Dec 2007	10,789
TOPIX Index Futures	33	Long	Dec 2007	206,040
IBEX 35 Index Futures	78	Short	Dec 2007	(113,191)
S&P/Toronto Stock Exchange 60 Index Futures	277	Short	Dec 2007	662,804

				$5,192,764

Open forward foreign currency contracts on November 30, 2007, were as follows:

			UNREALIZED
	PRINCIPAL AMOUNT COVERED		APPRECIATION
CURRENCY	BY CONTRACT	SETTLEMENT DATE	(DEPRECIATION)

Buys
Australian Dollar	522,000	Feb 2008	($1,147)
Swiss Franc	20,203,881	Feb 2008	(137,036)
Swiss Franc	2,058,000	Feb 2008	(39,625)
Swiss Franc	20,203,881	Feb 2008	(163,895)
Swiss Franc	20,203,881	Feb 2008	(138,654)
Swiss Franc	20,203,881	Feb 2008	(147,254)
Swiss Franc	20,203,881	Feb 2008	(138,169)
Swiss Franc	20,203,881	Feb 2008	(126,926)
Swiss Franc	20,203,881	Feb 2008	(143,107)
Euro Currency	1,933,000	Feb 2008	(9,642)
Euro Currency	3,374,000	Feb 2008	(53,934)
Euro Currency	1,937,000	Feb 2008	(1,366)
Pound Sterling	1,476,000	Feb 2008	(11,206)
Japanese Yen	1,218,112,024	Feb 2008	(62,372)
Japanese Yen	436,220,000	Feb 2008	(46,049)
Japanese Yen	1,218,112,024	Feb 2008	(51,605)
Japanese Yen	1,218,112,024	Feb 2008	(22,721)
Japanese Yen	1,218,112,024	Feb 2008	(54,947)
Japanese Yen	1,218,112,024	Feb 2008	(58,099)
Japanese Yen	1,218,112,024	Feb 2008	(67,453)
Japanese Yen	1,218,112,024	Feb 2008	(40,432)
New Zealand Dollar	7,389,165	Feb 2008	45,308
New Zealand Dollar	7,613,079	Feb 2008	42,022
New Zealand Dollar	7,389,165	Feb 2008	32,879
Swedish Krona	99,804,063	Feb 2008	(162,217)
Swedish Krona	99,804,063	Feb 2008	(163,968)
Swedish Krona	56,245,000	Feb 2008	(51,845)
Swedish Krona	102,828,429	Feb 2008	(157,722)
Swedish Krona	5,628,000	Feb 2008	(14,890)

			($1,946,072)

Financial futures contracts

JOHN HANCOCK FUNDS III
International Core Fund
November 30, 2007 (unaudited)

			UNREALIZED
	PRINCIPAL AMOUNT COVERED		APPRECIATION
CURRENCY	BY CONTRACT	SETTLEMENT DATE	(DEPRECIATION)

Sells
Australian Dollar	7,663,672	Feb 2008	$41,601
Australian Dollar	7,687,142	Feb 2008	65,070
Australian Dollar	7,684,394	Feb 2008	62,322
Australian Dollar	4,120,168	Feb 2008	179,900
Australian Dollar	7,661,583	Feb 2008	39,511
Canadian Dollar	9,250,081	Feb 2008	204,624
Canadian Dollar	9,558,356	Feb 2008	238,794
Canadian Dollar	9,252,447	Feb 2008	206,990
Danish Krone	2,046,719	Feb 2008	(258)
Danish Krone	2,048,838	Feb 2008	1,861
Danish Krone	2,110,555	Feb 2008	1,548
Euro Currency	12,013,225	Feb 2008	(655)
Euro Currency	12,025,545	Feb 2008	11,665
Euro Currency	12,012,856	Feb 2008	(1,025)
Euro Currency	12,017,203	Feb 2008	3,323
Euro Currency	12,017,121	Feb 2008	3,241
Euro Currency	11,997,763	Feb 2008	(16,117)
Euro Currency	12,009,000	Feb 2008	(4,880)
Pound Sterling	15,626,785	Feb 2008	(96,605)
Pound Sterling	15,631,287	Feb 2008	(92,102)
Pound Sterling	16,106,914	Feb 2008	(92,942)
Japanese Yen	3,538,639	Feb 2008	19,212
Norwegian Krone	1,554,030	Feb 2008	22,830
Norwegian Krone	1,552,974	Feb 2008	21,775
Norwegian Krone	5,294,630	Feb 2008	263,094
Norwegian Krone	5,290,728	Feb 2008	182,487

			$1,265,264

At November 30, 2007, the value of securities loaned and cash collateral was as follows:

VALUE OF SECURITIES LOANED	VALUE OF CASH COLLATERAL

$36,647,478	$38,479,852

At November 30, 2007, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation/(depreciation) of investment securities for federal income tax purposes was as follows:

UNREALIZED	UNREALIZED	NET UNREALIZED
APPRECIATION	(DEPRECIATION)	APPRECIATION

$319,661,856	($38,314,555)	$281,347,301

Financial futures contracts

Notes to portfolio of investments

Security valuation

The net asset value of Class A, Class B, Class C, Class I, Class R1, Class 1 and Class NAV shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Repurchase agreements

The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. The Fund will take constructive receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, the Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. The Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser. Collateral for certain tri-party repurchase agreements is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty.

Securities lending

The Fund has entered into an agreement with Morgan Stanley & Co. Incorporated and MS Securities Services Inc. (collectively, Morgan Stanley) which permits the Fund to lend securities to Morgan Stanley on a principal basis. Morgan Stanley is the primary borrower of securities of the Fund. The risk of having one primary borrower of Fund securities (as opposed to several borrowers) is that should Morgan Stanley fail financially, all securities lent will be affected by the failure and by any delays in recovery of the securities (or in the rare event, loss of rights in the collateral).

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives collateral against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Any cash collateral received is invested in the JHCIT. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund receives compensation for lending their securities either in the form of fees, guarantees, and/or by retaining a portion of interest on the investment of any cash received as collateral.

Futures

The Fund may purchase and sell financial futures contracts and options on those contracts. The Fund invests in contracts based on financial instruments such as U.S. Treasury Bonds or Notes or on securities indices such as the Standard & Poor’s 500 Index, in order to hedge against a decline in the value of securities owned by the Fund.

Initial margin deposits required upon entering into futures contracts are satisfied by the delivery of specific securities or cash as collateral to the broker (the Funds’ agent in acquiring the futures position). If the position is closed out by taking an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made, cash is required to be paid to or released by the broker and the Fund realizes a gain or loss.

When the Fund sells a futures contract based on a financial instrument, the Fund becomes obligated to deliver that kind of instrument at an agreed upon date for a specified price. The Fund realizes a gain or loss depending on whether the price of an offsetting purchase is less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase. The Fund could be exposed to risks if it could not close out futures positions because of an illiquid secondary market or the inability of counterparties to meet the terms of their contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

Forward foreign currency contracts

The Fund may purchase and sell forward foreign currency contracts in order to hedge a specific transaction or Fund position. Forward foreign currency contracts are valued at forward foreign currency exchange rates and marked to market daily. Net realized gains (losses) on foreign currency and forward foreign currency contracts shown in the Statements of Operations include net gains or losses realized by the Fund on contracts that have matured.

The net U.S. dollar value of foreign currency underlying all contractual commitments held at the end of the period, the resulting net unrealized appreciation (depreciation) and related net receivable or payable amount are determined using forward foreign currency exchange rates supplied by a quotation service. The Fund could be exposed to risks in excess of amounts recognized on the Statements of Assets and Liabilities if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the forward foreign currency contract changes unfavorably.

Foreign currency translations

The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Notes to Schedule of Investments - Page 1

# For more information

**Trustees**
James F. Carlin, *Interim Chairman*
James R. Boyle†
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

**Officers**
Keith F. Hartstein
*President and Chief Executive Officer*

Thomas M. Kinzler
*Secretary and Chief Legal Officer*

Francis V. Knox, Jr.
*Chief Compliance Officer*

Charles A. Rizzo
*Chief Financial Officer*

Gordon M. Shone
*Treasurer*

John G. Vrysen
*Chief Operating Officer*

**Investment adviser**
John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805

**Subadviser**
Grantham, Mayo, Van Otterloo & Co. LLC
40 Rowes Wharf
Boston, MA 02110

**Custodian**
State Street Bank & Trust Co.
2 Avenue de Lafayette
Boston, MA 02111

**Transfer agent**
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

**Legal counsel**
Kirkpatrick & Lockhart Preston Gates Ellis LLP
One Lincoln Street
Boston, MA 02111-2950

**How to contact us**

| | | |
|---|---|---|
| **Internet** | www.jhfunds.com | |
| **Mail** | **Regular mail:**<br>John Hancock Signature Services, Inc.<br>P.O. Box 9510<br>Portsmouth, NH 03802-9510 | **Express mail:**<br>John Hancock Signature Services, Inc.<br>Mutual Fund Image Operations<br>164 Corporate Drive<br>Portsmouth, NH 03801 |
| **Phone** | Customer service representatives | **1-800-225-5291** |
| | EASI-Line | **1-800-338-8080** |
| | TDD line | **1-800-554-6713** |

This report is for the information of the shareholders of John Hancock International Core Fund.

660Q3 11/07
1/08

John Hancock

MUTUAL FUNDS

# John Hancock Growth Opportunities Fund

QUARTERLY PORTFOLIO HOLDINGS

11.30.2007

JOHN HANCOCK FUNDS III
PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited)
(showing percentage of total net assets)

Growth Opportunities Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.67%

Advertising - 0.50%
Interpublic Group of Companies, Inc. *	25,700	$243,893
ValueClick, Inc. *	12,100	286,044

		529,937
Aerospace - 1.56%
Alliant Techsystems, Inc. *	5,600	654,248
BE Aerospace, Inc. *	9,800	460,600
Innovative Solutions & Support, Inc. * (a)	2,600	36,998
Spirit Aerosystems Holdings, Inc., Class A *	1,300	45,435
Teledyne Technologies, Inc. *	4,700	254,834
Woodward Governor Company	2,800	191,912

		1,644,027
Agriculture - 0.06%
Fresh Del Monte Produce, Inc. *	1,900	58,748

Air Travel - 0.46%
Copa Holdings SA, Class A	600	21,678
Delta Air Lines, Inc. *	3,100	61,256
Pinnacle Airline Corp. *	8,000	130,080
UAL Corp. *	6,700	274,298

		487,312
Apparel & Textiles - 3.40%
Bebe Stores, Inc.	15,800	213,300
Columbia Sportswear Company (a)	2,900	139,229
Crocs, Inc. *	15,200	593,256
Deckers Outdoor Corp. *	4,100	591,097
Guess?, Inc.	20,600	966,758
Jos. A. Bank Clothiers, Inc. * (a)	4,100	106,149
K-Swiss, Inc., Class A	4,600	83,490
Maidenform Brands, Inc. *	2,300	30,061
Perry Ellis International, Inc. *	2,700	43,524
Phillips-Van Heusen Corp.	7,800	330,876
Polo Ralph Lauren Corp., Class A	700	48,286
Steven Madden, Ltd. *	3,300	75,009
The Gymboree Corp. *	1,100	36,696
The Warnaco Group, Inc. *	2,300	84,870
Volcom, Inc. *	1,900	51,243
Wolverine World Wide, Inc.	7,900	195,683

		3,589,527
Auto Parts - 1.07%
BorgWarner, Inc.	2,300	222,203
CSK Auto Corp. *	6,700	65,325
Gentex Corp.	18,700	370,634
Lear Corp. *	1,600	47,104
O'Reilly Automotive, Inc. *	12,900	423,894

		1,129,160
Auto Services - 0.49%
Copart, Inc. *	13,700	511,832

Banking - 0.19%
Bank of Hawaii Corp.	200	10,414
Frontier Financial Corp. (a)	4,900	93,884
Hancock Holding Company	600	23,526

Growth Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Banking (continued)
SVB Financial Group *	600	$30,888
TCF Financial Corp.	400	7,764
WestAmerica Bancorp	700	32,907

		199,383
Biotechnology - 1.60%
Affymetrix, Inc. *	1,600	33,360
Charles River Laboratories International, Inc. *	1,900	120,707
Immucor, Inc. *	25,200	835,884
Invitrogen Corp. *	3,300	320,133
MGI Pharma, Inc. *	5,000	173,050
Techne Corp. *	3,100	201,965

		1,685,099
Broadcasting - 0.69%
Discovery Holding Company *	25,500	623,730
Sinclair Broadcast Group, Inc., Class A	10,200	105,570

		729,300
Building Materials & Construction - 0.33%
Apogee Enterprises, Inc.	5,400	119,988
Dycom Industries, Inc. *	2,100	59,094
Lennox International, Inc.	2,900	98,136
Owens Corning, Inc. *	1,000	22,010
Perini Corp. *	1,000	53,190

		352,418
Business Services - 5.83%
Alliance Data Systems Corp. *	1,100	85,470
Arbitron, Inc.	2,000	79,700
COMSYS IT Partners, Inc. *	2,500	33,375
Deluxe Corp.	4,400	138,996
DST Systems, Inc. *	500	42,375
Dun & Bradstreet Corp.	2,700	240,921
Equifax, Inc.	7,900	294,117
EZCORP, Inc., Class A *	1,200	15,072
FactSet Research Systems, Inc.	17,100	1,071,828
Fair Isaac Corp.	300	11,088
FTI Consulting, Inc. *	3,000	171,000
Gartner Group, Inc., Class A *	2,900	54,781
Global Sources, Ltd. * (a)	500	15,215
GSI Commerce, Inc. *	2,100	54,852
Healthcare Services Group, Inc.	3,500	76,650
Huron Consulting Group, Inc. *	3,100	227,137
Jacobs Engineering Group, Inc. *	17,000	1,424,090
Manpower, Inc.	1,300	79,430
MAXIMUS, Inc.	1,800	70,200
Pre-Paid Legal Services, Inc. *	7,500	375,075
Resources Connection, Inc. *	15,300	315,486
ScanSource, Inc. *	2,100	74,088
Sotheby's	2,700	101,115
Syntel, Inc.	3,500	126,105
TeleTech Holdings, Inc. *	19,700	407,987
Total Systems Services, Inc. (a)	12,800	358,912
Volt Information Sciences, Inc. *	3,200	40,704

The accompanying notes are an integral part of the financial statements.
1

JOHN HANCOCK FUNDS III
PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Growth Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Business Services (continued)
Watson Wyatt Worldwide, Inc., Class A	3,600	$165,780

		6,151,549
Cellular Communications - 0.51%
Novatel Wireless, Inc. *	11,100	172,494
Telephone & Data Systems, Inc.	5,800	361,050

		533,544
Chemicals - 3.19%
Airgas, Inc.	2,700	133,596
Albemarle Corp.	21,500	949,010
Cabot Corp.	3,600	123,912
Celanese Corp., Series A	9,400	372,992
CF Industries Holdings, Inc.	8,100	736,938
Hercules, Inc.	1,800	34,938
Innospec, Inc.	1,400	24,584
Lubrizol Corp.	2,600	166,764
Newmarket Corp.	1,200	64,392
PolyOne Corp. *	5,100	31,977
Sigma-Aldrich Corp.	2,300	121,095
Terra Industries, Inc. *	9,600	362,688
W. R. Grace & Company *	8,700	234,987

		3,357,873
Colleges & Universities - 2.41%
Career Education Corp. *	25,000	718,250
Corinthian Colleges, Inc. *	7,900	137,934
ITT Educational Services, Inc. *	14,900	1,685,786

		2,541,970
Commercial Services - 0.47%
Chemed Corp.	5,200	281,580
HMS Holdings Corp. *	1,200	37,260
Shaw Group, Inc. *	2,700	171,234

		490,074
Computers & Business Equipment - 1.71%
Blue Coat Systems, Inc. *	11,300	409,173
Foundry Networks, Inc. *	11,000	193,930
Hurco Companies, Inc. *	800	33,016
Ingram Micro, Inc., Class A *	6,600	131,340
MICROS Systems, Inc. *	2,600	187,564
NETGEAR, Inc. *	2,800	94,892
Sigma Designs, Inc. *	3,400	221,068
Stratasys, Inc. *	3,800	94,962
Synaptics, Inc. *	2,500	138,850
Western Digital Corp. *	10,900	301,167

		1,805,962
Construction & Mining Equipment - 0.07%
Astec Industries, Inc. *	800	30,048
Gulf Islands Fabrication, Inc.	700	22,267
Matrix Service Company *	900	23,481

		75,796
Construction Materials - 1.68%
Martin Marietta Materials, Inc. (a)	12,300	1,654,965

Growth Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Construction Materials (continued)
Simpson Manufacturing Company, Inc. (a)	4,500	$119,745

		1,774,710
Containers & Glass - 1.16%
Greif, Inc., Class A	3,000	177,210
Owens-Illinois, Inc. *	16,300	731,707
Pactiv Corp. *	4,500	114,300
Sealed Air Corp.	3,900	91,143
Silgan Holdings, Inc.	2,100	112,623

		1,226,983
Correctional Facilities - 0.63%
Corrections Corp. of America *	17,900	546,129
The Geo Group, Inc. *	4,500	114,570

		660,699
Cosmetics & Toiletries - 1.23%
Bare Escentuals, Inc. *	2,500	52,625
Chattem, Inc. *	8,700	616,917
Elizabeth Arden, Inc. *	900	21,627
Estee Lauder Companies, Inc., Class A	3,900	175,032
International Flavors & Fragrances, Inc.	8,600	431,204

		1,297,405
Crude Petroleum & Natural Gas - 1.80%
Cabot Oil & Gas Corp.	6,000	206,520
Cimarex Energy Company	1,300	50,219
Pinnacle Gas Resources, Inc. *	256,620	1,218,945
Unit Corp. *	4,200	187,824
VAALCO Energy, Inc. *	1,900	8,284
Western Refining, Inc.	7,700	222,530

		1,894,322
Domestic Oil - 0.82%
Denbury Resources, Inc. *	200	10,664
Frontier Oil Corp.	8,400	371,280
Holly Corp.	7,500	363,375
Oil States International, Inc. *	3,700	117,327

		862,646
Drugs & Health Care - 0.26%
Molina Healthcare, Inc. *	5,400	202,446
Savient Pharmaceuticals, Inc. *	1,800	25,308
West Pharmaceutical Services, Inc.	1,100	41,327

		269,081
Educational Services - 0.56%
DeVry, Inc.	4,600	252,908
Strayer Education, Inc.	1,600	289,376
Universal Technical Institute, Inc. *	2,500	44,075

		586,359
Electrical Equipment - 1.63%
AMETEK, Inc.	1,100	48,400
AZZ, Inc. *	2,800	74,984
Baldor Electric Company	800	27,000
FLIR Systems, Inc. *	21,000	1,443,330

The accompanying notes are an integral part of the financial statements.
2

JOHN HANCOCK FUNDS III
PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Growth Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Electrical Equipment (continued)
GrafTech International, Ltd. *	4,300	$69,101
Littelfuse, Inc. *	300	10,005
Universal Electronics, Inc. *	1,100	40,645

		1,713,465
Electrical Utilities - 0.83%
CenterPoint Energy, Inc.	11,100	198,135
CMS Energy Corp.	900	15,687
Dynegy, Inc., Class A *	11,200	85,232
Quanta Services, Inc. *	20,900	572,242

		871,296
Electronics - 1.92%
Avnet, Inc. *	18,900	652,050
Dolby Laboratories, Inc., Class A *	2,000	100,480
II-VI, Inc. *	7,000	234,780
Itron, Inc. *	300	23,265
Rogers Corp. *	3,700	163,022
Synopsys, Inc. *	16,700	410,987
Thomas & Betts Corp. *	2,200	119,592
Trimble Navigation, Ltd. *	8,100	300,267
TTM Technologies, Inc. *	1,500	18,135

		2,022,578
Energy - 2.01%
Energen Corp.	9,600	611,904
First Solar, Inc. *	3,000	711,450
SunPower Corp., Class A. * (a)	6,400	796,416

		2,119,770
Financial Services - 4.10%
American Capital Strategies, Ltd. (a)	3,300	124,113
Cohen & Steers, Inc. (a)	1,400	39,718
Eaton Vance Corp.	15,200	665,152
Interactive Data Corp.	6,000	187,380
IntercontinentalExchange, Inc. *	2,400	400,704
Janus Capital Group, Inc.	12,000	402,840
People's United Financial, Inc.	13,550	229,944
Portfolio Recovery Associates, Inc. * (a)	700	28,196
SEI Investments Company	45,900	1,423,818
Student Loan Corp.	700	98,357
The First Marblehead Corp. (a)	17,500	525,175
World Acceptance Corp. *	6,400	202,048

		4,327,445
Food & Beverages - 1.42%
Cal-Maine Foods, Inc. (a)	1,700	41,871
Green Mountain Coffee Roasters, Inc. *	300	9,786
M & F Worldwide Corp. *	4,100	210,617
McCormick & Company, Inc.	7,400	282,754
Pilgrim's Pride Corp.	3,000	78,240
Ralcorp Holdings, Inc. *	8,400	515,676
Sanderson Farms, Inc.	5,300	164,618
Seaboard Corp.	35	52,815

Growth Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Food & Beverages (continued)
Spartan Stores, Inc.	6,200	$139,500

		1,495,877
Funeral Services - 0.18%
Service Corporation International	14,300	189,904

Furniture & Fixtures - 0.01%
Leggett & Platt, Inc.	600	12,348

Gas & Pipeline Utilities - 0.30%
Equitable Resources, Inc.	5,700	301,302
UGI Corp.	400	10,576

		311,878
Healthcare Products - 5.24%
Align Technology, Inc. *	10,400	175,656
DENTSPLY International, Inc.	2,900	124,062
Henry Schein, Inc. *	1,700	100,555
Hologic, Inc. *	260	17,261
IDEXX Laboratories, Inc. *	8,800	532,400
Intuitive Surgical, Inc. *	6,400	2,097,152
Inverness Medical Innovations, Inc. *	400	23,472
Kinetic Concepts, Inc. *	11,900	697,816
Patterson Companies, Inc. *	22,800	733,704
Respironics, Inc. *	10,600	522,156
The Cooper Companies, Inc.	1,300	55,939
USANA Health Sciences, Inc. * (a)	9,100	379,288
Zoll Medical Corp. *	3,000	69,840

		5,529,301
Healthcare Services - 1.69%
AMERIGROUP Corp. *	6,200	213,094
Apria Healthcare Group, Inc. *	18,600	403,062
Cerner Corp. *	2,200	131,450
CorVel Corp. *	5,250	122,062
Covance, Inc. *	3,700	323,121
Lincare Holdings, Inc. *	6,500	222,235
Pediatrix Medical Group, Inc. *	3,800	245,708
Weight Watchers International, Inc.	2,600	124,150

		1,784,882
Homebuilders - 0.14%
NVR, Inc. *	300	147,600

Hotels & Restaurants - 1.80%
Ameristar Casinos, Inc.	4,700	147,533
Boyd Gaming Corp.	300	11,616
Brinker International, Inc.	15,300	352,359
Buffalo Wild Wings, Inc. * (a)	5,800	167,678
CBRL Group, Inc.	2,100	70,266
CEC Entertainment, Inc. *	9,900	282,150
Chipotle Mexican Grill, Inc., Class A *	1,800	239,670
Jack in the Box, Inc. *	16,900	506,155
Ruby Tuesday, Inc.	6,700	87,837
Sonic Corp. *	1,300	31,720

		1,896,984

The accompanying notes are an integral part of the financial statements.
3

JOHN HANCOCK FUNDS III
PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Growth Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Household Appliances - 0.01%
The Toro Company	200	$11,130

Household Products - 3.65%
Blyth, Inc.	4,900	96,383
Church & Dwight, Inc.	10,400	583,648
Energizer Holdings, Inc. *	17,400	1,977,162
Jarden Corp. *	2,700	71,172
Select Comfort Corp. * (a)	5,500	58,520
Tempur-Pedic International, Inc. (a)	23,100	685,839
Tupperware Brands Corp.	10,900	380,192

		3,852,916
Industrial Machinery - 3.39%
Cascade Corp.	3,200	193,056
Dresser-Rand Group, Inc. *	7,300	259,880
Flowserve Corp.	300	28,227
FMC Technologies, Inc. *	14,100	783,678
Gorman-Rupp Company	1,800	71,010
Lincoln Electric Holdings, Inc.	700	48,839
Middleby Corp. *	5,400	409,806
Pall Corp.	19,500	745,875
Sauer-Danfoss, Inc.	1,800	43,740
Terex Corp. *	5,900	380,255
The Manitowoc Company, Inc.	13,800	605,130

		3,569,496
Industrials - 0.12%
Brookfield Homes Corp.	1,900	32,034
Fastenal Company	200	7,928
Harsco Corp.	1,500	90,105

		130,067
Insurance - 2.15%
Alleghany Corp. *	500	204,500
Brown & Brown, Inc.	14,000	344,400
Erie Indemnity Company, Class A	2,000	103,480
HCC Insurance Holdings, Inc.	3,800	116,812
Markel Corp. *	800	385,720
National Western Life Insurance Company,
Class A	200	40,194
Odyssey Re Holdings Corp.	1,200	46,248
Philadelphia Consolidated Holding Corp. *	12,300	523,734
PMI Group, Inc.	4,200	55,566
Presidential Life Corp.	300	5,172
Reinsurance Group of America, Inc.	5,100	275,961
Transatlantic Holdings, Inc.	1,800	133,830
Triad Guaranty, Inc. * (a)	800	6,888
Universal American Financial Corp. *	1,000	23,840

		2,266,345
International Oil - 0.05%
Cheniere Energy, Inc. *	1,600	55,680

Internet Content - 0.08%
Travelzoo, Inc. * (a)	5,700	87,039

Growth Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Internet Retail - 1.65%
Blue Nile, Inc. * (a)	3,200	$236,192
PetMed Express, Inc. *	900	11,466
Priceline.com, Inc. *	13,100	1,490,780

		1,738,438
Internet Service Provider - 0.12%
Cogent Communications Group, Inc. *	6,000	124,680

Internet Software - 1.77%
eResearch Technology, Inc. *	1,000	11,860
F5 Networks, Inc. *	1,100	29,062
McAfee, Inc. *	41,000	1,596,950
VASCO Data Security International, Inc. *	10,200	228,888

		1,866,760
Leisure Time - 0.63%
Polaris Industries, Inc. (a)	7,900	359,924
Vail Resorts, Inc. *	1,700	94,367
WMS Industries, Inc. *	6,400	213,760

		668,051
Life Sciences - 2.12%
PerkinElmer, Inc.	400	10,912
Pharmaceutical Product Development, Inc.	4,700	198,998
Waters Corp. *	25,900	2,021,236

		2,231,146
Liquor - 0.15%
Central European Distribution Corp. *	3,100	155,000

Manufacturing - 1.60%
Acuity Brands, Inc.	1,800	71,082
AptarGroup, Inc.	4,900	206,829
Bolt Technology Corp. *	300	11,721
Carlisle Companies, Inc.	2,200	87,582
Ceradyne, Inc. *	6,200	306,528
General Cable Corp. *	1,300	96,694
Mettler-Toledo International, Inc. *	6,300	733,068
Nordson Corp.	700	36,960
Snap-on, Inc.	500	24,440
Spartan Motors, Inc. (a)	7,250	72,355
Sturm Ruger & Company, Inc. *	4,700	43,475

		1,690,734
Medical-Hospitals - 0.67%
LifePoint Hospitals, Inc. *	5,300	167,692
Manor Care, Inc.	4,400	284,328
MedCath Corp. *	3,400	86,428
Sunrise Senior Living, Inc. *	1,300	40,807
VCA Antech, Inc. *	3,000	123,090

		702,345
Metal & Metal Products - 0.23%
Kaiser Aluminum Corp.	400	28,456
Matthews International Corp., Class A	3,900	172,146
Sun Hydraulics, Inc.	1,400	40,670

		241,272

The accompanying notes are an integral part of the financial statements.
4

JOHN HANCOCK FUNDS III
PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Growth Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Mining - 1.45%
Cleveland-Cliffs, Inc.	16,900	$1,524,380

Mobile Homes - 0.32%
Thor Industries, Inc. (a)	9,600	338,400

Office Furnishings & Supplies - 0.37%
Herman Miller, Inc.	11,800	323,910
United Stationers, Inc. *	1,200	60,792

		384,702
Paper - 0.12%
Buckeye Technologies, Inc. *	3,200	45,696
Rock-Tenn Company, Class A	3,000	79,140

		124,836
Petroleum Services - 1.15%
Delek US Holdings, Inc.	1,700	31,348
Flotek Industries, Inc. *	1,700	62,662
GulfMark Offshore, Inc. *	1,300	57,772
Helmerich & Payne, Inc.	2,800	96,740
Oceaneering International, Inc. *	1,000	63,810
Tesoro Corp.	10,100	496,718
Tidewater, Inc.	8,100	396,009
Willbros Group, Inc. *	300	11,241

		1,216,300
Pharmaceuticals - 0.66%
Endo Pharmaceutical Holdings, Inc. *	5,150	141,162
Medicis Pharmaceutical Corp., Class A	5,100	137,190
Onyx Pharmaceuticals, Inc. *	4,200	229,068
Par Pharmaceutical Companies, Inc. *	8,300	159,692
Pharmion Corp. *	200	12,768
Warner Chilcott, Ltd., Class A *	600	10,950

		690,830
Plastics - 0.01%
AEP Industries, Inc. *	200	6,842

Publishing - 0.07%
Consolidated Graphics, Inc. *	900	46,557
Valassis Communications, Inc. *	2,100	25,893

		72,450
Real Estate - 0.13%
Alexander's, Inc., REIT *	200	77,930
Avatar Holdings, Inc. * (a)	700	30,492
Jones Lang LaSalle, Inc.	400	33,628

		142,050
Retail Grocery - 0.05%
Ingles Markets, Inc.	2,200	52,338

Retail Trade - 11.21%
Advance Auto Parts, Inc.	21,650	778,534
Aeropostale, Inc. *	28,100	717,955
American Eagle Outfitters, Inc.	48,500	1,110,165
Big 5 Sporting Goods Corp.	2,400	39,432
Big Lots, Inc. *	12,300	229,641
CarMax, Inc. * (a)	17,000	388,790

Growth Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Retail Trade (continued)
Cash America International, Inc.	1,100	$39,578
Chico's FAS, Inc. *	24,000	271,440
Children's Place Retail Stores, Inc. *	1,900	54,074
Christopher & Banks Corp.	3,300	53,196
Dick's Sporting Goods, Inc. *	4,500	140,670
Dollar Tree Stores, Inc. *	20,400	584,664
Family Dollar Stores, Inc.	11,700	275,535
First Cash Financial Services, Inc. *	5,500	93,500
Fossil, Inc. *	14,000	606,760
FTD Group, Inc.	200	2,680
GameStop Corp., Class A *	24,900	1,430,505
J. Crew Group, Inc. *	3,000	144,150
MSC Industrial Direct Company, Inc., Class A	4,100	177,202
NBTY, Inc. *	10,600	316,622
Pacific Sunwear of California, Inc. *	12,800	209,664
PetSmart, Inc.	14,500	412,960
RadioShack Corp.	2,800	51,800
Rent-A-Center, Inc. *	4,700	66,552
Ross Stores, Inc.	15,000	395,700
Saks, Inc. *	3,200	65,920
Systemax, Inc. * (a)	400	7,900
The Buckle, Inc.	4,850	171,253
The Men's Wearhouse, Inc.	13,600	469,472
Tiffany & Company	30,500	1,416,115
Tween Brands, Inc. *	4,400	110,792
Urban Outfitters, Inc. *	31,800	833,160
Williams-Sonoma, Inc.	5,400	157,194

		11,823,575
Sanitary Services - 0.61%
Nalco Holding Company	12,000	287,520
Stericycle, Inc. *	6,000	353,100

		640,620
Semiconductors - 2.54%
Amkor Technology, Inc. *	9,900	81,576
Cypress Semiconductor Corp. *	1,400	46,508
Emulex Corp. *	1,700	28,475
Intersil Corp., Class A	8,700	216,978
Novellus Systems, Inc. *	13,600	353,736
ON Semiconductor Corp. *	67,600	621,244
Power Integrations, Inc. *	1,000	30,080
Semtech Corp. *	6,200	94,612
Skyworks Solutions, Inc. *	1,300	11,804
Tessera Technologies, Inc. *	2,400	92,688
Varian Semiconductor Equipment
Associates, Inc. *	26,600	1,104,166

		2,681,867
Software - 2.67%
Activision, Inc. *	25,900	573,685
BMC Software, Inc. *	25,900	856,772
Citrix Systems, Inc. *	2,300	85,054
Compuware Corp. *	28,900	238,714

The accompanying notes are an integral part of the financial statements.
5

JOHN HANCOCK FUNDS III
PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Growth Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Software (continued)
FARO Technologies, Inc. *	3,100	$83,762
i2 Technologies, Inc. *	3,500	56,630
Manhattan Associates, Inc. *	6,500	176,345
NAVTEQ Corp. *	3,600	269,604
Nuance Communications, Inc. *	8,400	169,512
Omniture, Inc. *	2,500	71,025
Progress Software Corp. *	900	28,467
Riverbed Technology, Inc. *	2,600	73,528
SPSS, Inc. *	300	10,842
Sybase, Inc. *	800	20,512
Synchronoss Technologies, Inc. *	3,200	105,344

		2,819,796
Telecommunications Equipment &
Services - 2.10%
ADC Telecommunications, Inc. *	7,300	120,888
ADTRAN, Inc.	8,900	193,041
CommScope, Inc. *	5,900	238,950
Comtech Telecommunications Corp. *	4,800	238,368
Golden Telecom, Inc. *	4,700	476,862
Harmonic, Inc. *	4,700	48,739
J2 Global Communications, Inc. *	4,300	104,576
NTELOS Holdings Corp.	1,100	29,183
Plantronics, Inc.	1,500	40,275
Polycom, Inc. *	18,500	448,995
Premiere Global Services, Inc. *	7,600	104,728
Sonus Networks, Inc. *	25,800	169,764

		2,214,369
Telephone - 0.02%
Centennial Communications Corp., Class A *	2,300	20,470

Tires & Rubber - 0.15%
Cooper Tire & Rubber Company	6,500	99,970
Goodyear Tire & Rubber Company *	2,200	63,250

		163,220
Tobacco - 0.02%
Alliance One International, Inc. *	5,900	24,367

Toys, Amusements & Sporting Goods - 1.11%
Hasbro, Inc.	29,500	819,215
Marvel Entertainment, Inc. *	12,600	349,020

		1,168,235
Transportation - 0.25%
Frontline, Ltd. (a)	2,100	97,755
Horizon Lines, Inc. (a)	3,700	73,667
TBS International Ltd *	2,200	96,052

		267,474
Trucking & Freight - 0.32%
Forward Air Corp.	2,500	80,925
J.B. Hunt Transport Services, Inc.	5,700	149,853

Growth Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Trucking & Freight (continued)
Oshkosh Truck Corp.	2,200	$105,798

		336,576

TOTAL COMMON STOCKS (Cost $106,175,416)		$102,973,840

SHORT TERM INVESTMENTS - 6.04%
John Hancock Cash Investment Trust (c) (t)	$6,370,597	$6,370,597

TOTAL SHORT TERM INVESTMENTS
(Cost $6,370,597)		$6,370,597

REPURCHASE AGREEMENTS - 2.33%
Repurchase Agreement with State
Street Corp. dated 11/30/2007 at
3.85% to be repurchased at
$2,455,788 on 12/03/2007,
collateralized by $2,380,000
Federal Home Loan Mortgage
Corp., 5.25%, due 04/18/2016
(Valued at $2,507,925, including
interest)	$2,455,000	$2,455,000

TOTAL REPURCHASE AGREEMENTS
(Cost $2,455,000)		$2,455,000

Total Investments (Growth Opportunities Fund)
(Cost $115,001,013) - 106.04%		$111,799,437
Liabilities in Excess of Other Assets - (6.04)%		(6,371,444)

TOTAL NET ASSETS - 100.00%		$105,427,993

Footnotes

Percentages are stated as a percent of net assets.

Key to Security Abbreviations and Legend
REIT	- Real Estate Investment Trust
*	- Non-Income Producing
(a)	- All or a portion of this security was out on loan.
(c)	- Investment is an affiliate of the Trust’s advisor or subadvisor.
(t)	- Represents investments in securities lending collateral.

The accompanying notes are an integral part of the financial statements.
6

JOHN HANCOCK FUNDS III
GROWTH OPPORTUNITIES FUND
November 30, 2007 (unaudited)

The following is a summary of open futures contracts at November 30, 2007:

				UNREALIZED
OPEN CONTRACTS	NUMBER OF CONTRACTS	POSITION	EXPIRATION DATE	(DEPRECIATION))

Russell 2000 Mini Index Futures	8	Long	Dec 2007	($6,228)
S&P Mid Cap 400 E-Mini Index Futures	7	Long	Dec 2007	(2,839)
				($9,067)

At November 30, 2007, the value of securities loaned and Cash collateral was as follows:

VALUE OF SECURITIES LOANED	VALUE OF CASH COLLATERAL

$6,245,683	$6,370,597

At November 30, 2007, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation/(depreciation) of investment securities for federal income tax purposes was as follows:

UNREALIZED	UNREALIZED	NET UNREALIZED
APPRECIATION	(DEPRECIATION)	(DEPRECIAITON)

$7,719,357	($10,920,933)	($3,201,576)

Financial futures contracts

Notes to portfolio of investments

Security valuation

The net asset value of Class A, Class B, Class C, Class I, Class R1 and Class 1 of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Repurchase agreements

The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. The Fund will take constructive receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, the Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. The Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser. Collateral for certain tri-party repurchase agreements is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty.

Securities lending

The Fund has entered into an agreement with Morgan Stanley & Co. Incorporated and MS Securities Services Inc. (collectively, Morgan Stanley) which permits the Fund to lend securities to Morgan Stanley on a principal basis. Morgan Stanley is the primary borrower of securities of the Fund. The risk of having one primary borrower of Fund securities (as opposed to several borrowers) is that should Morgan Stanley fail financially, all securities lent will be affected by the failure and by any delays in recovery of the securities (or in the rare event, loss of rights in the collateral).

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives collateral against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Any cash collateral received is invested in the JHCIT. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund receives compensation for lending their securities either in the form of fees, guarantees, and/or by retaining a portion of interest on the investment of any cash received as collateral.

Futures

The Fund may purchase and sell financial futures contracts and options on those contracts. The Fund invests in contracts based on financial instruments such as U.S. Treasury Bonds or Notes or on securities indices such as the Standard & Poor’s 500 Index, in order to hedge against a decline in the value of securities owned by the Fund.

Initial margin deposits required upon entering into futures contracts are satisfied by the delivery of specific securities or cash as collateral to the broker (the Funds’ agent in acquiring the futures position). If the position is closed out by taking an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made, cash is required to be paid to or released by the broker and the Fund realizes a gain or loss.

When the Fund sells a futures contract based on a financial instrument, the Fund becomes obligated to deliver that kind of instrument at an agreed upon date for a specified price. The Fund realizes a gain or loss depending on whether the price of an offsetting purchase is less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase. The Fund could be exposed to risks if it could not close out futures positions because of an illiquid secondary market or the inability of counterparties to meet the terms of their contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

Notes to Schedule of Investments - Page 1

# For more information

**Trustees**
James F. Carlin, *Interim Chairman*
James R. Boyle†
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

**Officers**
Keith F. Hartstein
*President and Chief Executive Officer*

Thomas M. Kinzler
*Secretary and Chief Legal Officer*

Francis V. Knox, Jr.
*Chief Compliance Officer*

Charles A. Rizzo
*Chief Financial Officer*

Gordon M. Shone
*Treasurer*

John G. Vrysen
*Chief Operating Officer*

**Investment adviser**
John Hancock Investment Management
Services, LLC
601 Congress Street
Boston, MA 02210-2805

**Subadviser**
Grantham, Mayo, Van Otterloo & Co. LLC
40 Rowes Wharf
Boston, MA 02110

**Custodian**
State Street Bank & Trust Co.
2 Avenue de Lafayette
Boston, MA 02111

**Transfer agent**
John Hancock Signature
Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

**Legal counsel**
Kirkpatrick & Lockhart
Preston Gates Ellis LLP
One Lincoln Street
Boston, MA 02111-2950

**How to contact us**

| | | |
|---|---|---|
| **Internet** | www.jhfunds.com | |
| **Mail** | **Regular mail:**<br>John Hancock Signature<br>Services, Inc.<br>P.O. Box 9510<br>Portsmouth, NH 03802-9510 | **Express mail:**<br>John Hancock Signature<br>Services, Inc.<br>Mutual Fund Image Operations<br>164 Corporate Drive<br>Portsmouth, NH 03801 |
| **Phone** | Customer service representatives | **1-800-225-5291** |
| | EASI-Line | **1-800-338-8080** |
| | TDD line | **1-800-554-6713** |

This report is for the information of the shareholders of John Hancock Growth Opportunities Fund.

840Q3 11/07
1/08

John Hancock

MUTUAL FUNDS

# John Hancock Growth Fund

QUARTERLY PORTFOLIO HOLDINGS

11.30.2007

JOHN HANCOCK FUNDS III
PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited)
(showing percentage of total net assets)

Growth Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.44%

Advertising - 0.22%
Interpublic Group of Companies, Inc. *	2,400	$22,776
Omnicom Group, Inc.	800	39,000

		61,776
Aerospace - 1.02%
General Dynamics Corp.	600	53,268
Goodrich Corp.	1,100	78,419
Lockheed Martin Corp.	500	55,335
Northrop Grumman Corp.	200	15,758
Rockwell Collins, Inc.	500	36,060
United Technologies Corp.	700	52,339

		291,179
Agriculture - 1.08%
Monsanto Company	3,100	308,047

Aluminum - 0.09%
Alcoa, Inc.	700	25,459

Apparel & Textiles - 2.18%
Coach, Inc. *	6,400	237,696
Liz Claiborne, Inc.	600	15,054
Mohawk Industries, Inc. *	400	32,176
NIKE, Inc., Class B	3,700	242,905
Polo Ralph Lauren Corp., Class A	800	55,184
VF Corp.	500	37,395

		620,410
Auto Parts - 1.22%
AutoZone, Inc. *	1,100	122,793
Genuine Parts Company	300	14,415
Johnson Controls, Inc.	4,900	189,238
O'Reilly Automotive, Inc. *	600	19,716

		346,162
Auto Services - 0.12%
AutoNation, Inc. *	2,100	34,650

Automobiles - 0.86%
PACCAR, Inc.	4,850	245,458

Biotechnology - 0.20%
Amgen, Inc. *	100	5,525
Immucor, Inc. *	800	26,536
Techne Corp. *	400	26,060

		58,121
Broadcasting - 0.54%
Discovery Holding Company *	1,700	41,582
Liberty Global, Inc., Class A *	1,300	52,806
Liberty Media Corp. - Capital, Series A *	500	59,530

		153,918
Building Materials & Construction - 0.09%
Masco Corp.	1,100	24,640

Business Services - 1.80%
Accenture, Ltd., Class A	700	24,192
Affiliated Computer Services, Inc., Class A *	100	4,196
FactSet Research Systems, Inc.	500	31,340

Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Business Services (continued)
Fiserv, Inc. *	2,700	$138,591
Fluor Corp.	700	103,019
Jacobs Engineering Group, Inc. *	1,000	83,770
Moody's Corp.	700	26,362
NCR Corp. *	1,000	23,940
Pitney Bowes, Inc.	500	19,250
R.R. Donnelley & Sons Company	1,000	36,660
TeleTech Holdings, Inc. *	1,000	20,710

		512,030
Cable & Television - 0.40%
Comcast Corp., Class A *	1,950	40,053
DIRECTV Group, Inc. *	2,600	64,662
Time Warner, Inc.	600	10,356

		115,071
Cellular Communications - 0.04%
Telephone & Data Systems, Inc.	200	12,450

Chemicals - 0.63%
Albemarle Corp.	1,400	61,796
Celanese Corp., Series A	1,700	67,456
Hercules, Inc.	800	15,528
Lyondell Chemical Company	700	33,040

		177,820
Colleges & Universities - 0.47%
Career Education Corp. *	1,500	43,095
ITT Educational Services, Inc. *	800	90,512

		133,607
Computers & Business Equipment - 11.71%
Apple, Inc. *	4,200	765,324
Cisco Systems, Inc. *	10,900	305,418
Cognizant Technology Solutions Corp.,
Class A *	1,000	31,100
Dell, Inc. *	26,100	640,494
EMC Corp. *	30,100	580,027
Hewlett-Packard Company	1,700	86,972
Ingram Micro, Inc., Class A *	1,100	21,890
International Business Machines Corp.	7,600	799,368
Juniper Networks, Inc. *	1,500	44,580
Lexmark International, Inc. *	1,600	55,808

		3,330,981
Construction Materials - 0.80%
Martin Marietta Materials, Inc. (a)	500	67,275
Sherwin-Williams Company	800	50,264
Trane, Inc.	2,000	73,420
Vulcan Materials Company	400	35,520

		226,479
Containers & Glass - 0.28%
Owens-Illinois, Inc. *	1,800	80,802

Cosmetics & Toiletries - 0.40%
International Flavors & Fragrances, Inc.	200	10,028

The accompanying notes are an integral part of the financial statements.
1

JOHN HANCOCK FUNDS III
PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Cosmetics & Toiletries (continued)
Kimberly-Clark Corp.	1,500	$104,715

		114,743
Crude Petroleum & Natural Gas - 0.56%
Apache Corp.	500	48,395
Occidental Petroleum Corp.	800	55,816
Sunoco, Inc.	800	53,680

		157,891
Drugs & Health Care - 0.09%
Wyeth	500	24,550

Educational Services - 0.51%
Apollo Group, Inc., Class A *	1,900	145,388

Electrical Equipment - 0.22%
FLIR Systems, Inc. *	900	61,857

Electrical Utilities - 1.66%
American Electric Power Company, Inc.	600	28,602
CenterPoint Energy, Inc.	1,800	32,130
Constellation Energy Group, Inc.	1,000	100,210
Dynegy, Inc., Class A *	2,500	19,025
Entergy Corp.	800	95,632
FPL Group, Inc.	800	55,808
Mirant Corp. *	900	34,731
PPL Corp.	300	15,288
Public Service Enterprise Group, Inc.	400	38,296
Quanta Services, Inc. *	1,300	35,594
Reliant Energy, Inc. *	600	15,624

		470,940
Electronics - 0.60%
Arrow Electronics, Inc. *	300	11,103
Avnet, Inc. *	1,500	51,750
Garmin, Ltd.	400	42,940
L-3 Communications Holdings, Inc.	500	55,325
Synopsys, Inc. *	400	9,844

		170,962
Energy - 0.34%
NRG Energy, Inc. *	1,400	59,346
Sempra Energy	600	37,572

		96,918
Financial Services - 2.35%
Citigroup, Inc.	4,100	136,530
Eaton Vance Corp.	1,100	48,136
Franklin Resources, Inc.	1,100	135,498
Goldman Sachs Group, Inc.	900	203,976
Janus Capital Group, Inc.	1,100	36,927
Merrill Lynch & Company, Inc.	200	11,988
SEI Investments Company	1,800	55,836
T. Rowe Price Group, Inc.	300	18,444
The First Marblehead Corp. (a)	700	21,007

		668,342

Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Food & Beverages - 0.95%
Kraft Foods, Inc., Class A	1,407	$48,612
Sara Lee Corp.	1,100	18,513
Sysco Corp.	2,400	78,024
The Coca-Cola Company	2,000	124,200

		269,349
Gas & Pipeline Utilities - 0.61%
Equitable Resources, Inc.	200	10,572
Transocean, Inc. *	1,189	163,282

		173,854
Healthcare Products - 5.55%
Baxter International, Inc.	2,500	149,675
IDEXX Laboratories, Inc. *	400	24,200
Intuitive Surgical, Inc. *	300	98,304
Johnson & Johnson	3,600	243,864
Kinetic Concepts, Inc. *	800	46,912
Medtronic, Inc.	700	35,595
Patterson Companies, Inc. *	1,200	38,616
Respironics, Inc. *	500	24,630
St. Jude Medical, Inc. *	1,700	67,575
Stryker Corp.	5,900	428,517
Zimmer Holdings, Inc. *	6,500	420,745

		1,578,633
Healthcare Services - 5.40%
Cardinal Health, Inc.	1,800	108,990
Coventry Health Care, Inc. *	700	40,516
Express Scripts, Inc. *	5,600	379,400
Lincare Holdings, Inc. *	800	27,352
McKesson Corp.	2,200	146,806
Medco Health Solutions, Inc. *	2,100	209,979
Quest Diagnostics, Inc.	1,600	88,096
UnitedHealth Group, Inc.	8,500	467,500
WellPoint, Inc. *	800	67,368

		1,536,007
Homebuilders - 0.04%
D.R. Horton, Inc.	1,000	11,970

Hotels & Restaurants - 2.34%
Jack in the Box, Inc. *	1,200	35,940
Marriott International, Inc., Class A	1,500	56,250
McDonald's Corp.	7,400	432,678
Starbucks Corp. *	2,300	53,797
Wynn Resorts, Ltd. *	100	12,694
Yum! Brands, Inc.	2,000	74,300

		665,659
Household Products - 0.59%
Church & Dwight, Inc.	300	16,836
Energizer Holdings, Inc. *	1,100	124,993
Tempur-Pedic International, Inc. (a)	900	26,721

		168,550
Industrial Machinery - 2.50%
Cameron International Corp. *	700	65,261

The accompanying notes are an integral part of the financial statements.
2

JOHN HANCOCK FUNDS III
PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Industrial Machinery (continued)
Caterpillar, Inc.	2,200	$158,180
Crane Company	300	13,482
Cummins, Inc.	700	81,830
Deere & Company	1,200	206,160
Dresser-Rand Group, Inc. *	300	10,680
Flowserve Corp.	200	18,818
ITT Corp.	1,000	64,440
Lincoln Electric Holdings, Inc.	200	13,954
Pall Corp.	1,100	42,075
W.W. Grainger, Inc.	400	35,320

		710,200
Insurance - 3.25%
Aetna, Inc.	2,400	134,112
AFLAC, Inc.	1,900	119,016
Allstate Corp.	1,400	71,568
Ambac Financial Group, Inc.	200	5,446
American International Group, Inc.	1,800	104,634
Brown & Brown, Inc.	1,100	27,060
CIGNA Corp.	3,400	182,274
Hartford Financial Services Group, Inc.	400	38,128
MBIA, Inc.	500	18,255
Prudential Financial, Inc.	800	75,312
The Travelers Companies, Inc.	2,800	148,708

		924,513
International Oil - 7.83%
Anadarko Petroleum Corp.	700	39,620
Chevron Corp.	8,100	710,937
ConocoPhillips	2,500	200,100
Exxon Mobil Corp.	13,300	1,185,828
Noble Corp.	900	46,917
Weatherford International, Ltd. *	700	43,834

		2,227,236
Internet Retail - 3.19%
Amazon.com, Inc. *	5,500	498,080
eBay, Inc. *	7,900	264,887
Expedia, Inc. *	2,100	68,460
IAC/InterActiveCorp. *	1,100	30,613
Priceline.com, Inc. *	400	45,520

		907,560
Internet Software - 0.43%
McAfee, Inc. *	1,800	70,110
VeriSign, Inc. *	1,300	53,170

		123,280
Leisure Time - 0.82%
MGM MIRAGE *	2,700	233,550

Life Sciences - 0.38%
Waters Corp. *	1,400	109,256

Liquor - 0.22%
Anheuser-Busch Companies, Inc.	1,200	63,264

Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Manufacturing - 2.53%
Danaher Corp.	1,400	$121,548
Harley-Davidson, Inc.	3,400	163,268
Honeywell International, Inc.	5,900	334,058
Illinois Tool Works, Inc.	800	44,400
Mettler-Toledo International, Inc. *	300	34,908
Tyco International, Ltd.	525	21,068

		719,250
Metal & Metal Products - 1.06%
Crown Holdings, Inc. *	1,100	28,226
Precision Castparts Corp.	1,700	250,478
Southern Copper Corp.	200	22,130

		300,834
Mobile Homes - 0.14%
Thor Industries, Inc. (a)	1,100	38,775

Petroleum Services - 3.77%
Diamond Offshore Drilling, Inc.	500	58,215
Schlumberger, Ltd.	7,500	700,875
Smith International, Inc.	1,400	87,808
Tidewater, Inc.	600	29,334
Valero Energy Corp.	3,000	195,210

		1,071,442
Pharmaceuticals - 4.65%
Bristol-Myers Squibb Company	2,700	80,001
Forest Laboratories, Inc. *	4,800	185,040
Gilead Sciences, Inc. *	800	37,232
Merck & Company, Inc.	9,300	552,048
Pfizer, Inc.	2,400	57,024
Schering-Plough Corp.	13,100	410,030

		1,321,375
Publishing - 0.27%
Gannett Company, Inc.	1,300	47,775
McGraw-Hill Companies, Inc.	600	29,448

		77,223
Real Estate - 0.11%
General Growth Properties, Inc., REIT	700	32,508

Retail Grocery - 0.62%
Safeway, Inc.	1,600	55,680
SUPERVALU, Inc.	600	25,122
The Kroger Company	3,300	94,875

		175,677
Retail Trade - 10.05%
Abercrombie & Fitch Company, Class A	1,100	90,244
Advance Auto Parts, Inc.	1,200	43,152
American Eagle Outfitters, Inc.	2,400	54,936
Bed Bath & Beyond, Inc. *	3,300	103,785
Best Buy Company, Inc.	900	45,945
Big Lots, Inc. *	1,100	20,537
CarMax, Inc. * (a)	2,200	50,314
Dollar Tree Stores, Inc. *	1,000	28,660
Family Dollar Stores, Inc.	1,500	35,325

The accompanying notes are an integral part of the financial statements.
3

JOHN HANCOCK FUNDS III
PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Retail Trade (continued)
GameStop Corp., Class A *	700	$40,215
Home Depot, Inc.	14,700	419,832
Kohl's Corp. *	3,500	172,480
Lowe's Companies, Inc.	13,000	317,330
Nordstrom, Inc.	2,300	77,142
RadioShack Corp.	1,900	35,150
Staples, Inc.	4,300	101,910
Target Corp.	5,800	348,348
The TJX Companies, Inc.	900	26,406
Tiffany & Company	1,600	74,288
Walgreen Company	3,600	131,724
Wal-Mart Stores, Inc.	13,400	641,860

		2,859,583
Sanitary Services - 0.10%
Nalco Holding Company	1,200	28,752

Semiconductors - 0.97%
Intel Corp.	6,800	177,344
Intersil Corp., Class A	1,000	24,940
KLA-Tencor Corp.	700	33,656
National Semiconductor Corp.	600	13,716
Xilinx, Inc.	1,200	26,280

		275,936
Software - 4.40%
Activision, Inc. *	1,600	35,440
Adobe Systems, Inc. *	1,600	67,424
Autodesk, Inc. *	500	23,545
BMC Software, Inc. *	1,700	56,236
CA, Inc.	1,800	44,082
Citrix Systems, Inc. *	400	14,792
Compuware Corp. *	3,400	28,084
Intuit, Inc. *	1,000	29,320
Microsoft Corp.	24,100	809,760
NAVTEQ Corp. *	300	22,467
Oracle Corp. *	6,000	121,080

		1,252,230
Telecommunications Equipment &
Services - 1.21%
Corning, Inc.	2,800	68,012
QUALCOMM, Inc.	5,800	236,524
Verizon Communications, Inc.	900	38,889

		343,425
Telephone - 0.32%
AT&T, Inc.	2,400	91,704

Tires & Rubber - 0.24%
Goodyear Tire & Rubber Company *	2,400	69,000

Tobacco - 0.63%
Altria Group, Inc.	1,500	116,340
UST, Inc.	1,100	63,690

		180,030

Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Toys, Amusements & Sporting Goods - 0.40%
Hasbro, Inc.	1,400	$38,878
Mattel, Inc.	3,700	73,926

		112,804

Transportation - 0.11%
C.H. Robinson Worldwide, Inc.	600	30,930

Trucking & Freight - 0.28%
FedEx Corp.	800	78,776

TOTAL COMMON STOCKS (Cost $25,893,600)		$27,433,786

SHORT TERM INVESTMENTS - 0.63%
John Hancock Cash Investment Trust (c) (t)	$ 180,398	$180,398

TOTAL SHORT TERM INVESTMENTS
(Cost $180,398)		$180,398

REPURCHASE AGREEMENTS - 3.31%
Repurchase Agreement with State
Street Corp. dated 11/30/2007 at
3.85% to be repurchased at
$941,302 on 12/03/2007,
collateralized by $915,000 Federal
Home Loan Mortgage Corp.,
5.25%, due 04/18/2016 (Valued at
$964,181, including interest)	$ 941,000	$941,000

TOTAL REPURCHASE AGREEMENTS
(Cost $941,000)		$941,000

Total Investments (Growth Fund)
(Cost $27,014,998) - 100.38%		$28,555,184
Liabilities in Excess of Other Assets - (0.38)%		(108,268)

TOTAL NET ASSETS - 100.00%		$28,446,916

Footnotes
Percentages are stated as a percent of net assets.

Key to Security Abbreviations and Legend
REIT	- Real Estate Investment Trust
*	- Non-Income Producing
(a)	- All or a portion of this security was out on loan.
(c)	- Investment is an affiliate of the Trust’s advisor or subadvisor.
(t)	- Represents investments in securities lending collateral.

The accompanying notes are an integral part of the financial statements.
4

JOHN HANCOCK FUNDS III
GROWTH FUND
November 30, 2007 (unaudited)

The following is a summary of open futures contracts at November 30, 2007:

				UNREALIZED
OPEN CONTRACTS	NUMBER OF CONTRACTS	POSITION	EXPIRATION DATE	(DEPRICIATION )

S&P E-Mini 500 Index Futures	8	Long	Dec 2007	($18,187)

At November 30, 2007, the value of securities loaned and cash collateral was as follows:

VALUE OF SECURITIES LOANED	VALUE OF CASH COLLATERAL

$176,861	$180,398

At November 30, 2007, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation/(depreciation) of investment securities for federal income tax purposes was as follows:

UNREALIZED	UNREALIZED	NET UNREALIZED
APPRECIATION	(DEPRECIATION)	APPRECIATION

$2,815,333	($1,275,147)	$1,540,186

Financial futures contracts

Notes to portfolio of investments

Security valuation

The net asset value of Class A, Class B, Class C, Class I and Class R1 of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Repurchase agreements

The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. The Fund will take constructive receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, the Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. The Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser. Collateral for certain tri-party repurchase agreements is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty.

Securities lending

The Fund has entered into an agreement with Morgan Stanley & Co. Incorporated and MS Securities Services Inc. (collectively, Morgan Stanley) which permits the Fund to lend securities to Morgan Stanley on a principal basis. Morgan Stanley is the primary borrower of securities of the Fund. The risk of having one primary borrower of Fund securities (as opposed to several borrowers) is that should Morgan Stanley fail financially, all securities lent will be affected by the failure and by any delays in recovery of the securities (or in the rare event, loss of rights in the collateral).

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives collateral against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Any cash collateral received is invested in the JHCIT. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund receives compensation for lending their securities either in the form of fees, guarantees, and/or by retaining a portion of interest on the investment of any cash received as collateral.

Futures

The Fund may purchase and sell financial futures contracts and options on those contracts. The Fund invests in contracts based on financial instruments such as U.S. Treasury Bonds or Notes or on securities indices such as the Standard & Poor’s 500 Index, in order to hedge against a decline in the value of securities owned by the Fund.

Initial margin deposits required upon entering into futures contracts are satisfied by the delivery of specific securities or cash as collateral to the broker (the Funds’ agent in acquiring the futures position). If the position is closed out by taking an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made, cash is required to be paid to or released by the broker and the Fund realizes a gain or loss.

When the Fund sells a futures contract based on a financial instrument, the Fund becomes obligated to deliver that kind of instrument at an agreed upon date for a specified price. The Fund realizes a gain or loss depending on whether the price of an offsetting purchase is less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase. The Fund could be exposed to risks if it could not close out futures positions because of an illiquid secondary market or the inability of counterparties to meet the terms of their contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

Notes to Schedule of Investments - Page 1

# For more information

**Trustees**
James F. Carlin, *Interim Chairman*
James R. Boyle†
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

**Officers**
Keith F. Hartstein
*President and Chief Executive Officer*

Thomas M. Kinzler
*Secretary and Chief Legal Officer*

Francis V. Knox, Jr.
*Chief Compliance Officer*

Charles A. Rizzo
*Chief Financial Officer*

Gordon M. Shone
*Treasurer*

John G. Vrysen
*Chief Operating Officer*

**Investment adviser**
John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805

**Subadviser**
Grantham, Mayo, Van Otterloo & Co. LLC
40 Rowes Wharf
Boston, MA 02110

**Custodian**
State Street Bank & Trust Co.
2 Avenue de Lafayette
Boston, MA 02111

**Transfer agent**
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

**Legal counsel**
Kirkpatrick & Lockhart Preston Gates Ellis LLP
One Lincoln Street
Boston, MA 02111-2950

**How to contact us**

| | | |
|---|---|---|
| **Internet** | www.jhfunds.com | |
| **Mail** | **Regular mail:**<br>John Hancock Signature Services, Inc.<br>P.O. Box 9510<br>Portsmouth, NH 03802-9510 | **Express mail:**<br>John Hancock Signature Services, Inc.<br>Mutual Fund Image Operations<br>164 Corporate Drive<br>Portsmouth, NH 03801 |
| **Phone** | Customer service representatives | **1-800-225-5291** |
| | EASI-Line | **1-800-338-8080** |
| | TDD line | **1-800-554-6713** |

This report is for the information of the shareholders of John Hancock Growth Fund.

860Q3 11/07
1/08

John Hancock

MUTUAL FUNDS

# John Hancock International Growth Fund

QUARTERLY PORTFOLIO HOLDINGS

11.30.2007

JOHN HANCOCK FUNDS III
PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited)
(showing percentage of total net assets)

International Growth Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 93.14%

Australia - 6.24%
Australia and New Zealand
Banking Group, Ltd.	4,305	$107,544
Australian Stock Exchange, Ltd.	2,618	131,273
Babcock & Brown, Ltd.	2,647	61,210
BHP Billiton, Ltd.	9,977	380,323
Bluescope Steel, Ltd.	8,905	77,907
CSL, Ltd.	8,823	272,456
CSR, Ltd.	17,494	47,117
Foster's Group, Ltd.	16,592	92,551
Lend Lease Corp.	3,799	64,802
Lihir Gold, Ltd. *	8,098	27,505
Macquarie Group, Ltd., ADR *	3,234	229,346
NRMA Insurance Group, Ltd.	17,611	69,634
QBE Insurance Group, Ltd.	6,892	198,311
Suncorp-Metway, Ltd.	2,771	45,919
Telstra Corp., Ltd.	1,528	6,313
Toll Holdings, Ltd.	6,198	75,420
Westfield Group	3,211	58,199
Westpac Banking Corp., Ltd.	7,714	194,027
Woodside Petroleum, Ltd.	6,517	280,370
Woolworths, Ltd.	3,995	119,753
WorleyParsons, Ltd.	1,966	87,709
Zinifex, Ltd.	8,417	107,589

		2,735,278
Austria - 0.58%
Erste Bank der Oesterreichischen
Sparkassen AG	536	38,944
Immofinanz Immobilien Anlage AG	4,969	52,089
OMV AG	1,138	80,775
Voestalpine AG	1,136	83,002

		254,810
Belgium - 1.31%
Belgacom SA	2,594	135,322
Colruyt SA	209	46,166
Fortis Group SA	5,526	147,571
Interbrew	863	75,611
Solvay SA	397	58,863
UCB SA	1,263	60,047
Union Miniere SA	222	51,795

		575,375
Bermuda - 0.79%
Esprit Holdings, Ltd.	8,500	127,618
Frontline, Ltd.	2,485	114,168
Li & Fung, Ltd.	26,000	103,881

		345,667
Canada - 4.38%
Bank Nova Scotia Halifax	1,300	68,708
Canadian Imperial Bank of Commerce	1,300	115,511
EnCana Corp.	4,200	272,594
Potash Corp. of Saskatchewan, Inc.	4,500	534,627
Research In Motion, Ltd. *	6,100	694,398

International Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Canada (continued)
Royal Bank of Canada	1,200	$63,603
Suncor Energy, Inc.	1,800	172,106

		1,921,547
Cayman Islands - 0.06%
Foxconn International Holdings, Ltd. *	11,000	27,412

Denmark - 2.58%
A P Moller- Maersk AS, Series A	6	70,191
A P Moller- Maersk AS	17	201,863
Carlsberg AS, B Shares	375	47,639
Danske Bank AS	1,200	47,972
H. Lundbeck AS	2,600	74,518
Novo Nordisk AS	3,082	391,497
Rockwool International AS, B Shares	152	38,646
Sydbank AS	1,344	56,340
Topdanmark AS *	150	22,348
Vestas Wind Systems AS *	1,900	179,438

		1,130,452
Finland - 3.92%
Elisa Oyj, A Shares	2,865	89,443
Kone Corp. Oyj	434	32,664
Metso Oyj	400	21,712
Nokia AB Oyj	31,713	1,250,175
Nokian Renkaat Oyj	3,168	120,358
Outotec Oyj	700	44,200
Rautaruukki Oyj	2,345	110,119
YIT Oyj	2,166	50,727

		1,719,398
France - 7.47%
BNP Paribas SA	1,662	187,337
Bouygues SA	1,622	145,192
Casino Guich-Perrachon SA	262	28,773
Compagnie Generale des Etablissements
Michelin, Class B	260	30,766
Credit Agricole SA	4,989	175,408
Electricite de France	1,724	209,533
Hermes International SA	597	77,128
PSA Peugeot Citroen SA	1,338	103,722
Publicis Groupe SA	486	17,650
Renault Regie Nationale SA	422	61,212
Sanofi-Aventis SA	11,823	1,127,529
Schneider Electric SA	730	101,328
Societe Television Francaise 1	530	14,612
Total SA	10,562	854,137
Unibail-Rodamco	622	140,373

		3,274,700
Germany - 7.54%
Altana AG	1,163	28,921
BASF AG	1,727	239,596
Bilfinger Berger AG	738	59,953
Deutsche Bank AG	3,170	415,197

The accompanying notes are an integral part of the financial statements.
1

JOHN HANCOCK FUNDS III
PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Germany (continued)
Deutsche Boerse AG	1,230	$230,794
E.ON AG	662	134,943
Fresenius Medical Care AG	1,139	63,822
Henkel KGaA	501	27,767
K+S AG	534	108,926
MAN AG	984	158,855
Muenchener Rueckversicherungs-
Gesellschaft AG	2,429	443,356
Premiere AG *	2,829	44,545
Q-Cells AG *	903	127,658
Salzgitter AG	1,254	200,924
Siemens AG	4,331	657,512
Solarworld AG	1,515	93,758
Stada Arzneimittel AG	573	35,547
Thyssen Krupp AG	1,299	76,698
United Internet AG	1,551	36,461
Volkswagen AG	507	121,698

		3,306,931
Greece - 0.27%
Bank of Piraeus SA	935	36,082
Hellenic Telecommunications Organization SA	2,252	81,032

		117,114
Hong Kong - 0.60%
Hong Kong & China Gas Company, Ltd.	20,000	58,975
Hong Kong Electric Holdings, Ltd.	10,000	52,479
Hong Kong Exchange & Clearing, Ltd.	5,000	152,259

		263,713
Ireland - 1.40%
Allied Irish Banks PLC	5,516	123,470
Anglo Irish Bank Corp. PLC	10,614	184,657
Bank of Ireland	5,055	80,239
C&C Group PLC	5,225	28,075
CRH PLC	2,975	112,381
Irish Life & Permanent PLC	1,675	33,114
Kingspan Group PLC	2,540	53,395

		615,331
Italy - 2.07%
AEM SpA	13,177	55,365
Eni SpA	19,274	689,885
Saipem SpA	2,355	94,721
Telecom Italia SpA	12,338	39,221
UniCredito Italiano SpA	3,640	30,933

		910,125
Japan - 17.75%
Aiful Corp.	1,200	23,608
Ajinomoto Company, Inc.	2,000	22,043
Asahi Breweries, Ltd.	2,000	34,713
Astellas Pharmaceuticals, Inc.	2,600	116,000
Canon, Inc.	4,100	216,264
Casio Computer Company, Ltd.	2,000	25,537

International Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
Chiyoda Corp.	1,000	$13,100
Denso Corp.	1,700	69,871
Eisai Company, Ltd.	2,000	88,474
Fast Retailing Company, Ltd.	200	13,172
Fuji Photo Film Company, Ltd.	3,400	150,167
Honda Motor Company, Ltd.	6,800	236,167
Hoya Corp.	3,800	133,373
Ibiden Company, Ltd.	1,600	126,287
Inpex Holdings, Inc.	2	20,590
Isuzu Motors, Ltd.	21,000	98,584
Japan Tobacco, Inc.	12	68,142
JFE Holdings, Inc.	2,600	143,373
Kawasaki Kisen Kaisha, Ltd.	17,000	204,222
Keyence Corp.	400	92,983
Komatsu, Ltd.	12,100	370,420
Kubota Corp.	2,000	14,899
Mitsubishi Corp.	4,600	133,571
Mitsubishi Estate Company, Ltd.	5,000	135,213
Mitsubishi Gas & Chemicals Company, Inc.	4,000	41,500
Mitsubishi Heavy Industries, Ltd.	31,000	150,946
Mitsubishi Rayon Company, Ltd.	3,000	16,193
Mitsui O.S.K. Lines, Ltd.	25,000	376,813
Mitsui Trust Holdings, Inc.	17,000	144,928
Mizuho Financial Group, Inc.	13	70,205
Nikon Corp.	3,000	94,022
Nintendo Company, Ltd.	1,500	921,063
Nippon Oil Corp.	21,000	174,327
Nippon Steel Corp.	67,000	406,257
Nippon Telegraph & Telephone Corp.	5	22,688
Nippon Yusen Kabushiki Kaisha	22,000	191,947
Olympus Optical Company, Ltd.	2,000	82,724
Orix Corp.	200	41,330
Osaka Gas Company, Ltd.	14,000	55,627
Pacific Metals Company, Ltd.	5,000	51,319
Resona Holdings, Inc.	89	173,795
Ricoh Company, Ltd.	3,000	57,453
SBI Holdings, Inc.	233	70,250
SEGA SAMMY HOLDINGS, INC.	3,000	38,402
Sekisui House, Ltd.	2,000	25,569
Seven & I Holdings Company, Ltd.	5,600	140,526
Shin-Etsu Chemical Company, Ltd.	3,800	226,496
Shinsei Bank, Ltd.	6,000	21,574
SOFTBANK Corp.	5,900	136,330
Sony Corp.	3,900	210,940
Sumco Corp.	3,800	118,530
Sumitomo Heavy Industries, Ltd.	3,000	32,541
Sumitomo Metal Industries, Ltd.	25,000	111,520
Sumitomo Metal Mining Company, Ltd.	4,000	83,448
Sumitomo Mitsui Financial Group, Inc.	8	68,856
Takeda Pharmaceutical Company, Ltd.	4,300	275,950
TDK Corp.	1,500	106,752
Terumo Corp.	1,400	71,471

The accompanying notes are an integral part of the financial statements.
2

JOHN HANCOCK FUNDS III
PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Japan (continued)
The Japan Steel Works, Ltd.	7,000	$103,401
Tokyo Electron, Ltd.	900	55,464
Tokyo Steel Manufacturing Company, Ltd.	2,600	33,558
Toyota Motor Corp.	1,200	68,036
Toyota Tsusho Corp.	1,000	29,048
Trend Micro, Inc.	1,500	60,671
Yahoo Japan Corp.	142	68,219

		7,781,462
Netherlands - 1.25%
DSM NV	1,353	67,308
Fugro NV - CVA	627	51,652
Heineken NV	3,355	220,320
ING Groep NV	1,415	54,889
Randstad Holdings NV	438	20,762
Reed Elsevier NV	1,830	33,573
TomTom NV *	1,052	100,059

		548,563
Norway - 2.13%
Orkla ASA	6,866	123,636
Renewable Energy Corp ASA *	3,753	183,325
Statoil ASA	11,250	364,477
Tandberg ASA	4,600	102,698
Telenor ASA	3,100	71,859
Yara International ASA	2,300	87,417

		933,412
Portugal - 0.08%
Electricidade De Portugal, SA	5,065	34,233

Singapore - 2.34%
Capitaland, Ltd. *	33,000	160,252
Cosco Corp. Singapore, Ltd.	42,000	206,583
Keppel Corp., Ltd.	10,000	93,129
Keppel Land, Ltd.	12,000	62,409
SembCorp Industries, Ltd.	20,000	77,510
SembCorp Marine, Ltd.	14,000	42,672
Singapore Airlines, Ltd.	5,800	71,749
Singapore Telecommunications, Ltd.	116,000	310,582

		1,024,886
Spain - 3.16%
Abertis Infraestructuras SA	2,157	72,116
Acerinox SA	3,413	91,976
ACS Actividades SA	1,040	66,938
Banco de Sabadell SA	3,032	35,248
Bolsas y Mercados Espanoles	1,488	106,759
Cintra Concesiones de Infraestructuras de
Transporte SA	2,701	43,154
Gas Natural SDG SA	2,871	176,795
Grupo Ferrovial SA	318	27,201
Repsol YPF, SA	3,700	136,567
Sacyr Vallehermoso SA	1,122	49,648

International Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Spain (continued)
Telefonica SA	17,346	$581,094

		1,387,496
Sweden - 3.90%
Alfa Laval AB	1,300	83,811
Getinge AB, Series B	1,000	25,188
Hennes & Mauritz AB, B shares	6,935	433,054
Investor AB, B shares	3,200	75,100
Nordea Bank AB	5,200	87,371
Sandvik AB *	13,900	251,726
Scania AB, Series B *	4,600	115,014
Skandinaviska Enskilda Banken AB, Series A	1,100	30,750
SSAB Svenskt Stal AB, Series A	3,900	107,051
Swedbank AB, A shares	2,700	87,032
Swedish Match AB	1,800	41,555
Tele2 AB - Series B	2,900	66,186
Volvo AB - Series A *	6,200	105,204
Volvo AB - Series B *	11,700	199,315

		1,708,357
Switzerland - 4.50%
Actelion, Ltd. *	2,580	114,218
Adecco SA	833	46,447
Compagnie Financiere
Richemont AG, Series A *	352	24,194
Credit Suisse Group AG	4,221	255,047
Geberit AG, ADR	329	45,226
Logitech International SA *	1,293	44,019
Nestle SA	596	286,560
Nobel Biocare Holding AG, Series BR	215	61,143
Novartis AG	9,356	530,595
Phonak Holding AG	294	31,443
Roche Holdings AG - Genusschein	477	91,093
Societe Generale de Surveillance Holdings AG	17	21,193
Swatch Group AG, BR shares	333	93,450
Zurich Financial Services AG	1,123	327,289

		1,971,917
United Kingdom - 18.82%
3i Group PLC	12,693	283,636
Alliance & Leicester PLC	867	12,995
Anglo American PLC	1,208	81,396
Antofagasta PLC, ADR	4,392	68,865
AstraZeneca Group PLC	9,174	435,062
Aviva PLC	7,433	104,140
Barratt Developments PLC	3,513	33,544
BG Group PLC	22,535	471,869
BHP Billiton PLC	27,972	924,024
British Land Company PLC	952	17,976
BT Group PLC	18,196	107,186
Burberry Group PLC	4,055	47,904
Capita Group PLC *	4,929	75,129
Carnival PLC	1,157	50,483
Centrica PLC	17,183	128,465

The accompanying notes are an integral part of the financial statements.
3

JOHN HANCOCK FUNDS III
PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

United Kingdom (continued)
Enterprise Inns PLC	4,227	$46,230
GlaxoSmithKline PLC	7,956	210,209
Greene King PLC	2,880	48,452
HBOS PLC	3,716	60,924
Imperial Tobacco Group PLC	4,126	213,347
Marks & Spencer Group PLC	8,669	103,942
Michael Page International PLC	6,669	44,830
Mondi PLC	206	1,639
National Grid PLC, ADR	3,332	56,169
Next Group PLC	3,692	132,059
Old Mutual PLC	26,747	92,631
Reckitt Benckiser PLC	3,294	195,514
Reuters Group PLC	12,675	156,204
Rio Tinto PLC	11,492	1,334,702
Royal Bank of Scotland Group PLC	42,108	397,589
Royal Dutch Shell PLC, A Shares	13,315	538,664
Royal Dutch Shell PLC, B Shares	3,712	149,220
SABMiller PLC	4,354	123,810
Smith & Nephew PLC	12,317	147,017
Travis Perkins PLC	2,014	55,035
Vedanta Resources PLC	2,605	123,309
Vodafone Group PLC	238,052	890,817
William Morrison Supermarket PLC	45,328	287,535

		8,252,522

TOTAL COMMON STOCKS (Cost $36,992,432)		$40,840,701

PREFERRED STOCKS - 0.62%
Germany - 0.62%
Porsche AG	68	149,737
Volkswagen AG	809	122,917

		272,654

TOTAL PREFERRED STOCKS (Cost $166,062)		$272,654

REPURCHASE AGREEMENTS - 4.06%
Repurchase Agreement with State
Street Corp. dated 11/30/2007 at
3.85% to be repurchased at
$1,777,570 on 12/03/2007,
collateralized by $1,725,000
Federal Home Loan Mortgage
Corp., 5.25%, due 04/18/2016
(Valued at $1,817,719, including
interest)	$1,777,000	$1,777,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,777,000)		$1,777,000

Total Investments (International Growth Fund)
(Cost $38,935,494) - 97.82%		$42,890,355
Other Assets in Excess of Liabilities - 2.18%		957,589

TOTAL NET ASSETS - 100.00%		$43,847,944

The portfolio had the following five top industry concentrations as of November 30, 2007 (as a percentage of total net assets):

Telecommunications Equipment & Services	8.33%
Mining	6.83%
Banking	6.55%
International Oil	6.51%
Pharmaceuticals	5.56%

Footnotes
Percentages are stated as a percent of net assets.

Key to Security Abbreviations and Legend
ADR	- American Depositar Receipts
*	- Non-Income Producing

The accompanying notes are an integral part of the financial statements.
4

JOHN HANCOCK FUNDS III
INTERNATIONAL GROWTH FUND
November 30, 2007 (unaudited)

The following is a summary of open futures contracts at November 30, 2007:

				UNREALIZED
OPEN CONTRACTS	NUMBER OF CONTRACTS	POSITION	EXPIRATION DATE	APPRECIATION

CAC 4010 Euro Index Futures	1	Long	Dec 2007	$2,264
DAX Index Futures	6	Long	Dec 2007	7,635
FTSE 100 Index Futures	1	Long	Dec 2007	4,420
Hang Seng Stock Index Futures	7	Long	Dec 2007	85,294
MSCI Singapore Stock Index Futures	7	Long	Dec 2007	19,655
OMX 30 Stock Index Futures	2	Long	Dec 2007	821
Topix Index Futures	1	Long	Dec 2007	6,244
S&P/Toronto Stock Exchange 60 Index Futures	9	Short	Dec 2007	24,699
S&P/MIB Index Futures	2	Short	Dec 2007	11,850

				$162,882

Open forward foreign currency contracts on November 30, 2007, were as follows:

	PRINCIPAL AMOUNT COVERED		APPRECIATION
CURRENCY	BY CONTRACT	SETTLEMENT DATE	(DEPRECIATION)

Buys
Canadian Dollar	156,000	Feb 2008	($3,531)
Swiss Franc	1,754,220	Feb 2008	(11,997)
Swiss Franc	1,754,220	Feb 2008	(12,426)
Euro Currency	137,000	Feb 2008	(2,190)
Pound Sterling	54,000	Feb 2008	(410)
Japanese Yen	191,564,775	Feb 2008	(9,809)
Japanese Yen	20,458,000	Feb 2008	(2,160)
Japanese Yen	191,564,775	Feb 2008	(10,608)
New Zealand Dollar	768,439	Feb 2008	4,242
Swedish Krona	4,099,394	Feb 2008	(6,899)
Singapore Dollar	224,000	Feb 2008	(41)
Singapore Dollar	170,000	Feb 2008	280

			($55,549)

			UNREALIZED
	PRINCIPAL AMOUNT COVERED		APPRECIATION
CURRENCY	BY CONTRACT	SETTLEMENT DATE	(DEPRECIATION)

Sells
Australian Dollar	1,865,704	Feb 2008	$15,131
Australian Dollar	306,117	Feb 2008	13,366
Swiss Franc	461,315	Feb 2008	(5,019)
Danish Krone	963,405	Feb 2008	264
Danish Krone	181,147	Feb 2008	(952)
Euro Currency	591,882	Feb 2008	160
Pound Sterling	680,510	Feb 2008	(4,207)
Pound Sterling	584,469	Feb 2008	8,405
Hong Kong Dollar	401,440	Feb 2008	11
Norwegian Krone	596,614	Feb 2008	8,365
Norwegian Krone	284,211	Feb 2008	9,803

			$45,327

At November 30, 2007, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation/(depreciation) of investment securities for federal income tax purposes was as follows:

UNREALIZED	UNREALIZED	NET UNREALIZED
APPRECIATION	(DEPRECIATION)	APPRECIATION

$5,462,824	($1,507,963)	$3,954,861

Financial futures contracts

Notes to portfolio of investments

Security valuation

The net asset value of Class A, Class B, Class C, Class I, Class R1, Class 1 and Class NAV shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Repurchase agreements

The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. The Fund will take constructive receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, the Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. The Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser. Collateral for certain tri-party repurchase agreements is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty.

Futures

The Fund may purchase and sell financial futures contracts and options on those contracts. The Fund invests in contracts based on financial instruments such as U.S. Treasury Bonds or Notes or on securities indices such as the Standard & Poor’s 500 Index, in order to hedge against a decline in the value of securities owned by the Fund.

Initial margin deposits required upon entering into futures contracts are satisfied by the delivery of specific securities or cash as collateral to the broker (the Funds’ agent in acquiring the futures position). If the position is closed out by taking an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made, cash is required to be paid to or released by the broker and the Fund realizes a gain or loss.

When the Fund sells a futures contract based on a financial instrument, the Fund becomes obligated to deliver that kind of instrument at an agreed upon date for a specified price. The Fund realizes a gain or loss depending on whether the price of an offsetting purchase is less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase. The Fund could be exposed to risks if it could not close out futures positions because of an illiquid secondary market or the inability of counterparties to meet the terms of their contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

Forward foreign currency contracts

The Fund may purchase and sell forward foreign currency contracts in order to hedge a specific transaction or Fund position. Forward foreign currency contracts are valued at forward foreign currency exchange rates and marked to market daily. Net realized gains (losses) on foreign currency and forward foreign currency contracts shown in the Statements of Operations include net gains or losses realized by the Fund on contracts that have matured.

The net U.S. dollar value of foreign currency underlying all contractual commitments held at the end of the period, the resulting net unrealized appreciation (depreciation) and related net receivable or payable amount are determined using forward foreign currency exchange rates supplied by a quotation service. The Fund could be exposed to risks in excess of amounts recognized on the Statements of Assets and Liabilities if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the forward foreign currency contract changes unfavorably.

Foreign currency translations

The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Notes to Schedule of Investments - Page 1

# For more information

**Trustees**
James F. Carlin, *Interim Chairman*
James R. Boyle†
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

**Officers**
Keith F. Hartstein
*President and Chief Executive Officer*

Thomas M. Kinzler
*Secretary and Chief Legal Officer*

Francis V. Knox, Jr.
*Chief Compliance Officer*

Charles A. Rizzo
*Chief Financial Officer*

Gordon M. Shone
*Treasurer*

John G. Vrysen
*Chief Operating Officer*

**Investment adviser**
John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805

**Subadviser**
Grantham, Mayo, Van Otterloo & Co. LLC
40 Rowes Wharf
Boston, MA 02110

**Custodian**
State Street Bank & Trust Co.
2 Avenue de Lafayette
Boston, MA 02111

**Transfer agent**
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

**Legal counsel**
Kirkpatrick & Lockhart Preston Gates Ellis LLP
One Lincoln Street
Boston, MA 02111-2950

**How to contact us**

| | | |
|---|---|---|
| **Internet** | www.jhfunds.com | |
| **Mail** | **Regular mail:**<br>John Hancock Signature Services, Inc.<br>P.O. Box 9510<br>Portsmouth, NH 03802-9510 | **Express mail:**<br>John Hancock Signature Services, Inc.<br>Mutual Fund Image Operations<br>164 Corporate Drive<br>Portsmouth, NH 03801 |
| **Phone** | Customer service representatives | **1-800-225-5291** |
| | EASI-Line | **1-800-338-8080** |
| | TDD line | **1-800-554-6713** |

This report is for the information of the shareholders of John Hancock International Growth Fund.

870Q3 11/07
1/08

John Hancock MUTUAL FUNDS

# John Hancock International Allocation Portfolio

QUARTERLY PORTFOLIO HOLDINGS

11.30.2007

JOHN HANCOCK FUNDS III
PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited)
(showing percentage of total net assets)

International Allocation Portfolio

	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.02%

JOHN HANCOCK FUNDS - 17.01%
Greater China Opportunities (MFC Global
Investment Management (U.S.A.) Ltd.) * (f)	29,358	$783,285
International Classic Value (Pzena
Investment Management, LLC) * (f)	605,531	6,297,523

		7,080,808
JOHN HANCOCK FUNDS II - 64.85%
Emerging Markets Value (DFA) * (f)	110,554	1,320,010
International Opportunities (Marsico Capital
Management, LLC) (f)	423,421	9,294,091
International Small Company (Dimensional
Fund Advisors, Inc.) (f)	656,682	7,558,405
International Value (Franklin Templeton) (f)	427,215	8,821,988

		26,994,494
JOHN HANCOCK FUNDS III - 18.16%
International Growth (Grantham, Mayo, Van
Otterloo & Company) * (f)	275,879	7,561,848

TOTAL INVESTMENT COMPANIES (Cost $39,222,812)		$41,637,150

Total Investments (International Allocation Portfolio)
(Cost $39,222,812) - 100.02%		$41,637,150
Liabilities in Excess of Other Assets - (0.02)%		(9,345)

TOTAL NET ASSETS - 100.00%		$41,627,805

Footnotes

Percentages are stated as a percent of net assets.

Key to Security Abbreviations and Legend
*	- Non-Income Producing
(1)	- The underlying fund’s subadviser.

The accompanying notes are an integral part of the financial statements.
1

JOHN HANCOCK FUNDS III
INTERNATIONAL ALLOCATION PORTFOLIO
November 30, 2007 (unaudited)

At November 30, 2007, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation/(depreciation) of investment securities for federal income tax purposes was as follows:

UNREALIZED	UNREALIZED	NET UNREALIZED
APPRECIATION	(DEPRECIATION)	APPRECIATION

$2,834,915	(420,577)	$2,414,338

Financial futures contracts

Notes to portfolio of investments

Security valuation

The net asset value of Class A, Class B, Class C and Class I of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Security valuation

The net asset value of Class A, Class B, Class C and Class I of the Portfolio is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Investments in the underlying fund are valued at their respective net asset values, each business day, or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Securities in affiliated underlying funds’ portfolios are valued in accordance with their respective valuation policies, as outlined in the affiliated underlying funds’ financial statements. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Investment in affiliated underlying funds

The Portfolio invests primarily in the affiliated underlying funds that are managed by affiliates of the Adviser. The Portfolio does not invest in the affiliated underlying funds for the purpose of exercising management or control. A summary of the Portfolio’s transactions in the securities of affiliated issuers is set forth below.

	Beginning
	Share	Shares	Shares	Ending Share		Ending
Affiliate - Class NAV	Amount	Purchased	Sold	Amount	Sale Proceeds	Value

JHF Greater China Opportunities Fund	45,337	4,093	20,072	29,358	$622,262	$783,285
JHF International Classic Value Fund	474,343	137,706	6,518	605,531	71,427	6,297,523
JHF II Emerging Markets Value	—	112,780	2,226	110,554	27,022	1,320,010
JHF II International Opportunities Fund	395,955	45,384	17,918	423,421	385,794	9,294,091
JHF II International Small Company Fund	750,525	126,800	220,643	656,682	2,602,519	7,558,405
JHF II International Value Fund	333,140	98,512	4,437	427,215	90,208	8,821,988
JHF III International Growth Fund	216,498	64,217	4,836	275,879	131,216	7,561,848

Notes to Schedule of Investments - Page 2

# For more information

**Trustees**
James F. Carlin, *Interim Chairman*
James R. Boyle†
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

**Officers**
Keith F. Hartstein
*President and Chief Executive Officer*

Thomas M. Kinzler
*Secretary and Chief Legal Officer*

Francis V. Knox, Jr.
*Chief Compliance Officer*

Charles A. Rizzo
*Chief Financial Officer*

Gordon M. Shone
*Treasurer*

John G. Vrysen
*Chief Operating Officer*

**Investment adviser**
John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805

**Custodian**
State Street Bank & Trust Co.
2 Avenue de Lafayette
Boston, MA 02111

**Transfer agent**
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

**Legal counsel**
Kirkpatrick & Lockhart Preston Gates Ellis LLP
One Lincoln Street
Boston, MA 02111-2950

**How to contact us**

| | | |
|---|---|---|
| **Internet** | www.jhfunds.com | |
| **Mail** | **Regular mail:**<br>John Hancock Signature Services, Inc.<br>P.O. Box 9510<br>Portsmouth, NH 03802-9510 | **Express mail:**<br>John Hancock Signature Services, Inc.<br>Mutual Fund Image Operations<br>164 Corporate Drive<br>Portsmouth, NH 03801 |
| **Phone** | Customer service representatives | **1-800-225-5291** |
| | EASI-Line | **1-800-338-8080** |
| | TDD line | **1-800-554-6713** |

This report is for the information of the shareholders of John Hancock International Allocation Portfolio.

318Q3 11/07
1/08

MUTUAL FUNDS

# John Hancock Global Shareholder Yield Fund

QUARTERLY PORTFOLIO HOLDINGS

11.30.2007

JOHN HANCOCK FUNDS III
PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited)
(showing percentage of total net assets)

Global Shareholder Yield Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 91.00%

Australia - 6.42%
APN News & Media, Ltd.	97,500	$431,416
Australia and New Zealand
Banking Group, Ltd.	13,900	347,239
John Fairfax Holdings, Ltd.	146,700	615,487
Macquarie Infrastructure Group, Ltd.	31,493	89,786
NRMA Insurance Group, Ltd.	86,400	341,628
St George Bank, Ltd.	17,300	553,735
Westpac Banking Corp., Ltd.	7,600	191,159

		2,570,450
Austria - 1.06%
Telekom Austria AG	14,500	423,289

Belgium - 3.33%
Belgacom SA	16,800	876,412
Fortis Group SA	3,300	88,126
Interbrew	4,200	367,979

		1,332,517
Canada - 3.23%
Manitoba Telecom Services, Inc.	13,400	597,804
TransAlta Corp.	4,400	139,003
Yellow Pages Income Fund	39,900	557,431

		1,294,238
China - 0.24%
PetroChina Company, Ltd., Class H	50,000	96,229

Finland - 1.09%
Fortum Corp. Oyj	10,150	436,487

France - 4.91%
France Telecom SA	23,100	875,419
PagesJaunes Groupe SA	18,000	395,517
Total SA	2,300	185,998
Vivendi SA	11,100	509,012

		1,965,946
Germany - 0.96%
RWE AG	2,800	382,473

Hong Kong - 0.15%
Vitasoy International Holdings, Ltd.	138,000	59,449

Ireland - 1.27%
C&C Group PLC	61,400	329,912
Independent News & Media PLC	56,600	178,499

		508,411
Italy - 6.51%
Enel SpA	68,000	814,161
Eni SPA, SADR	6,300	450,828
Mondadori (Arnoldo) Editore SpA	33,800	282,508
T.E.R.N.A SpA	171,300	671,254
Telecom Italia SpA	121,900	387,509

		2,606,260
Malaysia - 0.18%
British American Tobacco Malaysia BHD	6,000	71,785

Global Shareholder Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Netherlands - 0.45%
Wolters Kluwer NV	5,800	$180,394

Norway - 2.91%
Den Norske Bank ASA	12,400	193,694
Statoil ASA, ADR	22,200	717,504
Veidekke ASA	27,400	251,388

		1,162,586
Philippines - 0.54%
Philippine Long
Distance Telephone Company, SADR	3,000	217,890

Singapore - 1.01%
Singapore Press Holdings, Ltd.	129,000	404,622

South Korea - 0.49%
KT Corp., SADR	7,500	196,650

Spain - 0.57%
Telefonica SA	6,800	227,801

Sweden - 0.51%
Swedish Match AB	8,900	205,469

Switzerland - 1.80%
Nestle SA	1,500	721,207

Taiwan - 0.73%
Far EasTone Telecommunications Co., Ltd.	224,000	291,729

United Kingdom - 8.21%
Barclays PLC	29,900	345,598
De La Rue PLC *	7,560	135,515
Diageo PLC, SADR	6,300	570,654
GKN PLC	28,600	188,087
Legal & General Group PLC	59,400	158,342
Lloyds TSB Group PLC	37,470	381,569
National Grid PLC, ADR	41,500	699,579
Tomkins PLC	87,600	351,998
Vodafone Group PLC	121,300	453,918

		3,285,260
United States - 44.43%
AllianceBernstein Holding LP *	9,700	794,915
Altria Group, Inc.	6,900	535,164
AT&T, Inc.	19,100	729,811
Automatic Data Processing, Inc.	8,000	360,480
Ball Corp.	8,700	402,375
Bank of America Corp.	7,600	350,588
Bristol-Myers Squibb Company	13,500	400,005
CBS Corp., Class B	14,200	389,506
Citizens Communications Company	61,900	803,462
ConocoPhillips	5,100	408,204
DaVita, Inc. *	2,800	173,488
Diamond Offshore Drilling, Inc.	3,300	384,219
Duke Energy Corp.	42,000	831,180
E.I. Du Pont de Nemours & Company	16,300	752,245
GateHouse Media, Inc.	37,900	310,780
General Electric Company	15,900	608,811
General Maritime Corp.	4,100	109,470

The accompanying notes are an integral part of the financial statements.
1

JOHN HANCOCK FUNDS III
PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Global Shareholder Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

United States (continued)
Great Plains Energy, Inc.	19,900	$590,632
HCP, Inc., REIT	4,900	163,905
Idearc, Inc.	24,400	461,648
Magellan Midstream Partners LP	7,900	345,862
ONEOK Partners LP	7,800	469,326
Packaging Corp. of America	16,800	475,272
Pfizer, Inc.	12,400	294,624
Progress Energy, Inc.	13,500	659,070
Reynolds American, Inc.	12,800	896,256
Southern Copper Corp.	4,800	531,120
Spectra Energy Corp.	10,700	263,648
TECO Energy, Inc.	22,700	393,164
Telecom Corporation of New Zealand	35,686	585,964
The Laclede Group, Inc.	3,800	130,758
The Southern Company	9,100	342,342
U.S. Bancorp	14,500	479,805
UST, Inc.	14,000	810,600
Verizon Communications, Inc.	14,600	630,866
Westar Energy, Inc.	6,600	171,006
Windstream Corp.	57,300	742,035

		17,782,606

TOTAL COMMON STOCKS (Cost $35,735,971)		$36,423,748

REPURCHASE AGREEMENTS - 8.63%
Repurchase Agreement with State
Street Corp. dated 11/30/2007 at
3.85% to be repurchased at
$3,454,108 on 12/03/2007,
collateralized by $3,475,000
Federal National Mortgage
Association, 6.02%, due
08/08/2025 (Valued at $3,522,781,
including interest)	$3,453,000	$3,453,000

TOTAL REPURCHASE AGREEMENTS
(Cost $3,453,000)		$3,453,000

Total Investments (Global Shareholder Yield Fund)
(Cost $39,188,971) - 99.63%		$39,876,748
Other Assets in Excess of Liabilities - 0.37%		147,996

TOTAL NET ASSETS - 100.00%		$40,024,744

The portfolio had the following five top industry concentrations as of November 30, 2007 (as a percentage of total net assets):

Telecommunications Equipment & Services	16.41%
Electrical Utilities	9.55%
Banking	7.10%
Tobacco	6.29%
Energy	5.85%

Footnotes

Percentages are stated as a percent of net assets.

Key to Security Abbreviations and Legend

ADR	-- American Depositary Receipts
REIT	-- Real Estate Investment Trust
SADR	-- Sponsored American Depositary Receipts
*	-- Non-Income Producing

The accompanying notes are an integral part of the financial statements.
2

JOHN HANCOCK FUNDS III
GLOBAL SHAREHOLDER YIELD FUND
November 30, 2007 (unaudited)

At November 30, 2007, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation/(depreciation) of investment securities for federal income tax purposes was as follows:

UNREALIZED	UNREALIZED	NET UNREALIZED
APPRECIATION	(DEPRECIATION)	APPRECIATION

$2,673,789	($1,986,012)	$687,777

Financial futures contracts

Notes to portfolio of investments

Security valuation

The net asset value of Class A, Class B, Class C, Class I and Class R1 of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Repurchase agreements

The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. The Fund will take constructive receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, the Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. The Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser. Collateral for certain tri-party repurchase agreements is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty.

Foreign currency translations

The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Notes to Schedule of Investments - Page 1

# For more information

**Trustees**
James F. Carlin, *Interim Chairman*
James R. Boyle†
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

**Officers**
Keith F. Hartstein
*President and Chief Executive Officer*

Thomas M. Kinzler
*Secretary and Chief Legal Officer*

Francis V. Knox, Jr.
*Chief Compliance Officer*

Charles A. Rizzo
*Chief Financial Officer*

Gordon M. Shone
*Treasurer*

John G. Vrysen
*Chief Operating Officer*

**Investment adviser**
John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805

**Subadviser**
Epoch Investment Partners, Inc.
640 Fifth Avenue, 18th Floor
New York, NY 10019

**Custodian**
State Street Bank & Trust Co.
2 Avenue de Lafayette
Boston, MA 02111

**Transfer agent**
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

**Legal counsel**
Kirkpatrick & Lockhart Preston Gates Ellis LLP
One Lincoln Street
Boston, MA 02111-2950

**How to contact us**

| | | |
|---|---|---|
| **Internet** | www.jhfunds.com | |
| **Mail** | **Regular mail:**<br>John Hancock Signature Services, Inc.<br>P.O. Box 9510<br>Portsmouth, NH 03802-9510 | **Express mail:**<br>John Hancock Signature Services, Inc.<br>Mutual Fund Image Operations<br>164 Corporate Drive<br>Portsmouth, NH 03801 |
| **Phone** | Customer service representatives<br>EASI-Line<br>TDD line | **1-800-225-5291**<br>**1-800-338-8080**<br>**1-800-554-6713** |

This report is for the information of the shareholders of John Hancock Global Shareholder Yield Fund.

320Q3 11/07
1/08

John Hancock

MUTUAL FUNDS

# John Hancock Classic Value Mega Cap Fund

QUARTERLY PORTFOLIO HOLDINGS

11.30.2007

JOHN HANCOCK FUNDS III
PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited)
(showing percentage of total net assets)

Classic Mega Cap Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.10%

Aerospace - 3.72%
Northrop Grumman Corp.	3,000	$236,370

Banking - 3.26%
Bank of America Corp.	4,500	207,585

Biotechnology - 2.37%
Amgen, Inc. *	2,725	150,556

Cable & Television - 2.51%
Viacom, Inc., Class B *	3,800	159,676

Cosmetics & Toiletries - 2.20%
Kimberly-Clark Corp.	2,000	139,620

Electronics - 0.48%
Tyco Electronics, Ltd.	812	30,361

Energy - 3.15%
Sempra Energy	3,200	200,384

Financial Services - 31.06%
Capital One Financial Corp.	4,375	233,231
Citigroup, Inc.	9,125	303,862
Countrywide Financial Corp.	6,375	68,977
Discover Financial Services	675	11,725
Federal Home Loan Mortgage Corp.	9,775	342,809
Federal National Mortgage Association	7,275	279,506
JPMorgan Chase & Company	4,125	188,183
Lehman Brothers Holdings, Inc.	3,475	217,639
Morgan Stanley	3,675	193,746
Washington Mutual, Inc.	6,975	136,013

		1,975,691
Food & Beverages - 2.24%
Kraft Foods, Inc., Class A	4,125	142,519

Healthcare Products - 6.20%
Boston Scientific Corp. *	10,675	134,825
Covidien, Ltd.	812	32,570
Johnson & Johnson	3,350	226,929

		394,324
Healthcare Services - 2.86%
Cardinal Health, Inc.	3,000	181,650

Insurance - 10.78%
ACE, Ltd.	2,600	155,558
Allstate Corp.	4,175	213,426
Chubb Corp.	2,275	124,101
MetLife, Inc.	2,000	131,180
Progressive Corp.	3,350	61,640

		685,905
International Oil - 2.32%
BP PLC, ADR	2,025	147,298

Manufacturing - 0.51%
Tyco International, Ltd.	812	32,586

Pharmaceuticals - 5.49%
Bristol-Myers Squibb Company	5,575	165,187

Classic Mega Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)

Pharmaceuticals (continued)
Pfizer, Inc.	7,750	$184,140

		349,327
Retail Trade - 9.17%
Home Depot, Inc.	9,350	267,036
Wal-Mart Stores, Inc.	6,600	316,140

		583,176
Software - 3.33%
Microsoft Corp.	4,425	148,680
Oracle Corp. *	3,125	63,063

		211,743
Telecommunications Equipment &
Services - 4.45%
Alcatel SA, ADR	34,975	283,297

TOTAL COMMON STOCKS (Cost $7,026,057)		$6,112,068

REPURCHASE AGREEMENTS - 4.32%
Repurchase Agreement with State
Street Corp. dated 11/30/2007 at
3.85% to be repurchased at
$275,088 on 12/03/2007,
collateralized by $270,000 Federal
Home Loan Mortgage Corp.,
6.63%, due 08/06/2037 (Valued at
$285,525, including interest)	$275,000	$275,000

TOTAL REPURCHASE AGREEMENTS
(Cost $275,000)		$275,000

Total Investments (Classic Mega Cap Fund)
(Cost $7,301,057) - 100.42%		$6,387,068
Liabilities in Excess of Other Assets - (0.42)%		(26,587)

TOTAL NET ASSETS - 100.00%		$6,360,481

Footnotes

Percentages are stated as a percent of net assets.

Key to Security Abbreviations and Legend
ADR	- American Depositary Receipts
*	- Non-Income Producing

The accompanying notes are an integral part of the financial statements.
1

JOHN HANCOCK FUNDS III
CLASSIC VALUE MEGA CAP FUND
November 30, 2007 (unaudited)

At November 30, 2007, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation/(depreciation) of investment securities for federal income tax purposes was as follows:

UNREALIZED	UNREALIZED	NET UNREALIZED
APPRECIATION	(DEPRECIATION)	(DEPRECIATION)

$169,287	($1,083,276)	($913,989)

Financial futures contracts

Notes to portfolio of investments

Security valuation

The net asset value of Class A, Class B, Class C, Class I and Class R1 of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Repurchase agreements

The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. The Fund will take constructive receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, the Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. The Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser. Collateral for certain tri-party repurchase agreements is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty.

Notes to Schedule of Investments - Page 1

# For more information

**Trustees**
James F. Carlin, *Interim Chairman*
James R. Boyle†
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
† Non-Independent Trustee
* Members of the Audit Committee

**Officers**
Keith F. Hartstein
*President and Chief Executive Officer*
Thomas M. Kinzler
*Secretary and Chief Legal Officer*
Francis V. Knox, Jr.
*Chief Compliance Officer*
Charles A. Rizzo
*Chief Financial Officer*
Gordon M. Shone
*Treasurer*
John G. Vrysen
*Chief Operating Officer*

**Investment adviser**
John Hancock Investment Management
Services, LLC
601 Congress Street
Boston, MA 02210-2805

**Subadviser**
Pzena Investment Management, LLC
120 West 45th Street, 20th Floor
New York, NY 10036

**Custodian**
State Street Bank & Trust Co.
2 Avenue de Lafayette
Boston, MA 02111

**Transfer agent**
John Hancock Signature
Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

**Legal counsel**
Kirkpatrick & Lockhart
Preston Gates Ellis LLP
One Lincoln Street
Boston, MA 02111-2950

**How to contact us**

| | | |
|---|---|---|
| **Internet** | www.jhfunds.com | |
| **Mail** | **Regular mail:**<br>John Hancock Signature<br>Services, Inc.<br>P.O. Box 9510<br>Portsmouth, NH 03802-9510 | **Express mail:**<br>John Hancock Signature<br>Services, Inc.<br>Mutual Fund Image Operations<br>164 Corporate Drive<br>Portsmouth, NH 03801 |
| **Phone** | Customer service representatives<br>EASI-Line<br>TDD line | **1-800-225-5291**<br>**1-800-338-8080**<br>**1-800-554-6713** |

This report is for the information of the shareholders of John Hancock Classic Value Mega Cap Fund.

322Q3 11/07
1/08

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive and principal accounting officers have concluded, based upon their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certifications of principal executive and principal accounting officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Funds III

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and
Chief Executive Officer

Date: January 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and
Chief Executive Officer

Date: January 17, 2008

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: January 18, 2008